                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-08006

                          SCUDDER MG INVESTMENTS TRUST
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        10/31

Date of reporting period:       04/30/2005

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Fixed Income Fund

Scudder Short Duration Fund

Scudder High Income Plus Fund

Semiannual Report to Shareholders

April 30, 2005

Contents

Click Here Performance Summary

Click Here Information About Each Fund's Expenses

Click Here Portfolio Management Review

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Investment Management Agreement Approval

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the funds' objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. The funds invest in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Investors in the funds should be able to withstand fluctuations in the fixed income markets. The yield and value of the funds change every day and can be affected by changes in interest rates, general market conditions and other political, social and economic developments, as well as specific matters relating to the companies in whose securities a fund invests. Scudder High Income Plus Fund may invest in lower-quality and nonrated securities which present greater risk of loss of principal and interest than higher-quality securities. All of these factors may result in greater share price volatility. Please read a fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary April 30, 2005

Scudder Fixed Income Fund

Classes A, B, C, Investment, R and Institutional

All performance shown is historical, assumes reinvestment of all dividends and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Class R, Institutional Class and Investment Class are not subject to sales charges.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown for Class A, B, C, R and Institutional Class and during the 3-year, 5-year, 10-year and Life of Class periods for Investment Class reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares prior to their inception on June 28, 2002 and for Class R shares prior to its inception on October 1, 2003 are derived from the historical performance of Institutional Class shares of the Scudder Fixed Income Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 4/30/05
Scudder Fixed Income Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class A	1.31%	5.55%	5.72%	7.52%	7.05%
Class B	.93%	4.64%	4.93%	6.71%	6.25%
Class C	.84%	4.62%	4.91%	6.70%	6.24%
Class R	1.19%	5.26%	5.48%	7.26%	6.77%
Institutional Class	1.43%	5.83%	5.99%	7.79%	7.33%
Lehman Brothers Aggregate Bond Index+	.98%	5.26%	5.79%	7.49%	7.14%
Scudder Fixed Income Fund	6-Month*	1-Year	3-Year	5-Year	Life of Class*
Investment Class	1.33%	5.52%	5.79%	7.57%	6.29%
Lehman Brothers Aggregate Bond Index+	.98%	5.26%	5.79%	7.49%	6.38%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

* Total returns shown for periods less than one year are not annualized.

* Investment Class commenced operations on February 11, 1998. Index returns begin February 28, 1998.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Investment Class	Class R	Institutional Class
Net Asset Value: 4/30/05	$ 10.95	$ 10.94	$ 10.94	$ 10.92	$ 10.99	$ 10.94
10/31/04	$ 11.08	$ 11.07	$ 11.08	$ 11.06	$ 11.12	$ 11.08
Distribution Information: Six Months: Income Dividends as of 4/30/05	$ .22	$ .18	$ .18	$ .22	$ .21	$ .23
Capital Gains Distributions as of 4/30/05	$ .05	$ .05	$ .05	$ .05	$ .05	$ .05
April Income Dividend	$ .0377	$ .0307	$ .0307	$ .0391	$ .0356	$ .0400
SEC 30-day Yield++ as of 4/30/05	3.80%	3.24%	3.24%	4.13%	3.73%	4.23%
Current Annualized Distribution Rate++ as of 4/30/05	4.19%	3.41%	3.41%	4.35%	3.94%	4.44%

++ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2005. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended April 30, 2005, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 3.78%, 3.22%, 3.23%, 3.72% and 4.21% for Class A,B,C, R and Institutional Class, respectively, had certain expenses not been reduced. In addition, the current annualized distribution rates would have been 4.17%, 3.39%, 3.40%, 3.93%, and 4.42% for Class A, B, C, R and Institutional Class, respectively, had certain expenses not been reduced. Yields and distribution rates are historical and will fluctuate.

Institutional Class Lipper Rankings — Intermediate Investment Grade Debt Funds Category as of 4/30/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	37	of	453	9
3-Year	73	of	383	20
5-Year	32	of	265	13
10-Year	11	of	135	9

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Institutional Class shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder Fixed Income Fund — Class A [] Lehman Brothers Aggregate Bond Index+

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

Comparative Results (Adjusted for Maximum Sales Charge) as of 4/30/05
Scudder Fixed Income Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,080	$11,285	$13,722	$18,874
	Average annual total return	.80%	4.11%	6.53%	6.56%
Class B	Growth of $10,000	$10,164	$11,353	$13,739	$18,333
	Average annual total return	1.64%	4.32%	6.56%	6.25%
Class C	Growth of $10,000	$10,462	$11,545	$13,830	$18,322
	Average annual total return	4.62%	4.91%	6.70%	6.24%
Class R	Growth of $10,000	$10,526	$11,736	$14,194	$19,261
	Average annual total return	5.26%	5.48%	7.26%	6.77%
Lehman Brothers Aggregate Bond Index+	Growth of $10,000	$10,526	$11,839	$14,348	$19,924
	Average annual total return	5.26%	5.79%	7.49%	7.14%

The growth of $10,000 is cumulative.

Growth of an Assumed $1,000,000 Investment
[] Scudder Fixed Income Fund — Institutional Class [] Lehman Brothers Aggregate Bond Index+

Yearly periods ended April 30
Comparative Results as of 4/30/05
Scudder Fixed Income Fund		1-Year	3-Year	5-Year	10-Year
Institutional Class	Growth of $1,000,000	$1,058,300	$1,190,600	$1,455,300	$2,027,900
	Average annual total return	5.83%	5.99%	7.79%	7.33%
Lehman Brothers Aggregate Bond Index+	Growth of $1,000,000	$1,052,600	$1,183,900	$1,434,800	$1,992,400
	Average annual total return	5.26%	5.79%	7.49%	7.14%

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

Scudder Fixed Income Fund		1-Year	3-Year	5-Year	Life of Fund*
Investment Class	Growth of $10,000	$10,552	$11,840	$14,403	$15,521
	Average annual total return	5.52%	5.79%	7.57%	6.29%
Lehman Brothers Aggregate Bond Index+	Growth of $10,000	$10,526	$11,839	$14,348	$15,574
	Average annual total return	5.26%	5.79%	7.49%	6.38%

The growth of $10,000 is cumulative.

* Investment Class commenced operations on February 11, 1998. Index returns begin February 28, 1998.

+ Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Scudder Fixed Income Fund

Class S

Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividends and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit myScudder.com (Class S) for the Fund's most recent month-end performance.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Returns may differ by share class.

Returns shown for Class S shares for the periods prior to its inception on February 1, 2005 are derived from the historical performance of Institutional Class shares of the Scudder Fixed Income Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of Class S. Any difference in expenses will affect performance.

Average Annual Total Returns as of 4/30/05
Scudder Fixed Income Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class S	1.25%	5.54%	5.76%	7.57%	7.11%
Lehman Brothers Aggregate Bond Index+	.98%	5.26%	5.79%	7.49%	7.14%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

* Total returns shown for periods less than one year are not annualized.

Growth of an Assumed $10,000 Investment
[] Scudder Fixed Income Fund — Class S [] Lehman Brothers Aggregate Bond Index+

Yearly periods ended April 30
Comparative Results as of 4/30/05
Scudder Fixed Income Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,554	$11,829	$14,405	$19,882
	Average annual total return	5.54%	5.76%	7.57%	7.11%
Lehman Brothers Aggregate Bond Index+	Growth of $10,000	$10,526	$11,839	$14,348	$19,924
	Average annual total return	5.26%	5.79%	7.49%	7.14%

The growth of $10,000 is cumulative.

+ Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Net Asset Value and Distribution Information
Class S
Net Asset Value: 4/30/05	$ 10.94
2/1/05 (commencement of operations for Class S)	$ 11.02
Distribution Information: Three Months: Income Dividends as of 4/30/05	$ .12
April Income Dividend	$ .0384
SEC 30-day Yield++ as of 4/30/05	4.03%
Current Annualized Distribution Rate++ as of 4/30/05	4.28%

++ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2005. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended April 30, 2005, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 3.98% for Class S had certain expenses not been reduced. In addition, the current annualized distribution rates would have been 4.23% had certain expenses not been reduced. Yields and distribution rates are historical and will fluctuate.

Scudder Short Duration Fund

Classes A, B, C and Institutional

All performance shown is historical, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 2.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Institutional Class shares are not subject to sales charges.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares prior to their inception on February 28, 2003 are derived from the historical performance of Institutional Class shares of the Scudder Short Duration Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 4/30/05
Scudder Short Duration Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class A	.60%	2.06%	2.95%	4.44%	5.08%
Class B	.31%	1.34%	2.28%	3.72%	4.33%
Class C	.31%	1.42%	2.24%	3.70%	4.32%
Institutional Class	.60%	2.02%	3.05%	4.61%	5.30%
Merrill Lynch 1-3 Year US Treasury Index+	.01%	1.19%	2.55%	4.67%	5.30%
Blended Index++	.01%	1.19%	1.42%	2.85%	4.18%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

* Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class
Net Asset Value: 4/30/2005	$ 9.97	$ 9.97	$ 9.96	$ 9.98
10/31/04	$ 10.06	$ 10.06	$ 10.05	$ 10.07
Distribution Information: Six Months: Income Dividends as of 4/30/05	$ .15	$ .12	$ .12	$ .15
April Income Dividend	$ .0265	$ .0215	$ .0215	$ .0267
SEC 30-day Yield+++ as of 4/30/05	3.08%	2.58%	2.58%	3.18%
Current Annualized Distribution Rate+++ as of 4/30/05	3.23%	2.62%	2.63%	3.26%

+++ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2005. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended April 30, 2005, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 2.75%, 2.09%, 2.08% and 3.09% for Class A,B,C and Institutional Class, respectively, had certain expenses not been reduced. In addition, the current annualized distribution rates would have been 2.90%, 2.13%, 2.13% and 3.17% for Class A, B, C and Institutional Class, respectively, had certain expenses not been reduced. Yields and distribution rates are historical and will fluctuate.

Institutional Class Lipper Rankings — Short Investment Grade Debt Funds Category as of 4/30/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	44	of	208	22
3-Year	41	of	139	30
5-Year	44	of	105	42
10-Year	13	of	56	23

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Institutional Class shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder Short Duration Fund — Class A [] Merrill Lynch 1-3 Year US Treasury Index+ [] Blended Index++

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

Comparative Results (Adjusted for Maximum Sales Charges) as of 4/30/05
Scudder Short Duration Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,925	$10,612	$12,084	$15,965
	Average annual total return	-.75%	2.00%	3.86%	4.79%
Class B	Growth of $10,000	$9,836	$10,501	$11,903	$15,274
	Average annual total return	-1.64%	1.64%	3.54%	4.33%
Class C	Growth of $10,000	$10,142	$10,689	$11,990	$15,258
	Average annual total return	1.42%	2.24%	3.70%	4.32%
Merrill Lynch 1-3 Year US Treasury Index+	Growth of $10,000	$10,119	$10,786	$12,566	$16,765
	Average annual total return	1.19%	2.55%	4.67%	5.30%
Blended Index++	Growth of $10,000	$10,119	$10,431	$11,511	$15,065
	Average annual total return	1.19%	1.42%	2.85%	4.18%

The growth of $10,000 is cumulative.

Growth of an Assumed $1,000,000 Investment
[] Scudder Short Duration Fund — Institutional Class [] Merrill Lynch 1-3 Year US Treasury Index+ [] Blended Index++

Yearly periods ended April 30
Comparative Results as of 4/30/05
Scudder Short Duration Fund		1-Year	3-Year	5-Year	10-Year
Institutional Class	Growth of $1,000,000	$1,020,200	$1,094,400	$1,252,500	$1,675,600
	Average annual total return	2.02%	3.05%	4.61%	5.30%
Merrill Lynch 1-3 Year US Treasury Index+	Growth of $1,000,000	$1,011,900	$1,078,600	$1,256,600	$1,676,500
	Average annual total return	1.19%	2.55%	4.67%	5.30%
Blended Index++	Growth of $1,000,000	$1,011,900	$1,043,100	$1,151,100	$1,506,500
	Average annual total return	1.19%	1.42%	2.85%	4.18%

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

+ Merrill Lynch 1-3 Year US Treasury Index is an unmanaged index of US Treasury obligations having maturities ranging from 1 to 2.99 years.

++ The Blended Index consists of the returns for the Lehman Brothers Short Treasury Index (the fund's former benchmark) from the Fund's inception to February 28, 2003 and the Merrill Lynch 1-3 Year US Treasury Index from March 31, 2003 to the report date. The advisor believes this blended benchmark more accurately reflects the fund's historical performance. The Lehman Brothers Short Treasury Index tracks public obligations of the US Treasury including bills, notes, bonds and coupons, with remaining maturities of one year or less.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Scudder Short Duration Fund

Class S

Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit myScudder.com (Class S) for the Fund's most recent month-end performance.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Returns may differ by share class.

Returns shown for Class S shares for the periods prior to its inception on February 1, 2005 are derived from the historical performance of Institutional Class shares of the Scudder Short Duration Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of Class S. Any difference in expenses will affect performance.

Average Annual Total Returns as of 4/30/05
Scudder Short Duration Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class S	.62%	1.94%	2.90%	4.43%	5.11%
Merrill Lynch 1-3 Year US Treasury Index+	.01%	1.19%	2.55%	4.67%	5.30%
Blended Index++	.01%	1.19%	1.42%	2.85%	4.18%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

* Total returns shown for periods less than one year are not annualized.

Growth of an Assumed $10,000 Investment
[] Scudder Short Duration Fund — Class S [] Merrill Lynch 1-3 Year US Treasury Index+ [] Blended Index++

Yearly periods ended April 30
Comparative Results as of 4/30/05
Scudder Short Duration Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,194	$10,894	$12,421	$16,459
	Average annual total return	1.94%	2.90%	4.43%	5.11%
Merrill Lynch 1-3 Year US Treasury Index+	Growth of $10,000	$10,119	$10,786	$12,566	$16,765
	Average annual total return	1.19%	2.55%	4.67%	5.30%
Blended Index++	Growth of $10,000	$10,119	$10,431	$11,511	$15,065
	Average annual total return	1.19%	1.42%	2.85%	4.18%

The growth of $10,000 is cumulative.

+ Merrill Lynch 1-3 Year US Treasury Index is an unmanaged index of US Treasury obligations having maturities ranging from 1 to 2.99 years.

++ The Blended Index consists of the returns for the Lehman Brothers Short Treasury Index (the fund's former benchmark) from the Fund's inception to February 28, 2003 and the Merrill Lynch 1-3 Year US Treasury Index from March 31, 2003 to the report date. The advisor believes this blended benchmark more accurately reflects the fund's historical performance. The Lehman Brothers Short Treasury Index tracks public obligations of the US Treasury including bills, notes, bonds and coupons, with remaining maturities of one year or less.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Net Asset Value and Distribution Information
Class S
Net Asset Value: 4/30/05	$ 9.97
2/1/05 (commencement of operations for Class S)	$ 10.01
Three Months: Income Dividends as of 4/30/05	$ .08
April Income Dividend	$ .0246
SEC 30-day Yield+++ as of 4/30/05	2.92%
Current Annualized Distribution Rate+++ as of 4/30/05	3.00%

+++ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2005. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended April 30, 2005, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 2.77% for Class S had certain expenses not been reduced. In addition, the current annualized distribution rates would have been 2.85% for Class S had certain expenses not been reduced. Yields and distribution rates are historical and will fluctuate.

Scudder High Income Plus Fund

All performance shown is historical, assumes reinvestment of all dividends and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the Fund's most recent month-end performance.

For the period from November 1, 2004 to January 31, 2005, shareholders redeeming Investment Class and Institutional Class shares held less than 180 days will have a lower total return due to the effect of the 2% short-term redemption fees. To discourage short-term trading, effective February 1, 2005, shareholders redeeming shares held less than 60 days on all Fund shares will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 4/30/05
Scudder High Income Plus Fund	6-Month*	1-Year	3-Year	5-Year	Life of Class(a)	Life of Fund(b)	Life of Class(c)
Investment Class	1.00%	7.86%	10.36%	6.37%	8.28%	—	—
Institutional Class	1.10%	8.21%	10.60%	6.63%	—	6.66%	—
Premier Class	1.14%	8.19%	10.72%	—	—	—	8.54%
CS First Boston High Yield Index+	.65%	6.92%	11.56%	8.03%	6.77%	5.51%	9.42%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

* Total returns shown for periods less than one year are not annualized.

a Investment Class commenced operations on September 15, 1998. Index returns begin September 30, 1998.

b The Fund commenced operations on March 16, 1998. Index returns begin March 31, 1998.

c Premier Class commenced operations on October 31, 2000. Index returns begin October 31, 2000.

Net Asset Value and Distribution Information
	Investment Class	Institutional Class	Premier Class
Net Asset Value: 4/30/05	$ 7.54	$ 7.54	$ 7.53
10/31/04	$ 7.76	$ 7.75	$ 7.74
Distribution Information: Six Months: Income Dividends as of 4/30/05	$ .29	$ .30	$ .30
April Income Dividend	$ .0487	$ .0500	$ .0505
SEC 30-day Yield++ as of 4/30/05	8.00%	8.22%	8.28%
Current Annualized Distribution Rate++ as of 4/30/05	7.86%	8.07%	8.16%

++ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2005. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended April 30, 2005, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 7.74%, 7.96% and 7.98% for the Investment Class, Institutional Class and Premier Class, respectively, had certain expenses not been reduced. In addition, the current annualized distribution rates would have been 7.60%, 7.81% and 7.86%, for the Investment Class, Institutional Class and Premier Class respectively, had certain expenses not been reduced. Yields and distribution rates are historical and will fluctuate.

Institutional Class Lipper Rankings — High Current Yield Funds Category as of 4/30/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	26	of	418	7
3-Year	56	of	350	16
5-Year	64	of	285	23

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Institutional Class shares; other share classes may vary.

Growth of an Assumed $1,000,000 Investment
[] Scudder High Income Plus Fund — Institutional Class [] CS First Boston High Yield Index+

Yearly periods ended April 30
Comparative Results as of 4/30/05
Scudder High Income Plus Fund		1-Year	3-Year	5-Year	Life of Fund(a)
Institutional Class	Growth of $1,000,000	$1,082,100	$1,352,700	$1,378,200	$1,582,500
	Average annual total return	8.21%	10.60%	6.63%	6.66%
CS First Boston High Yield Index+	Growth of $1,000,000	$1,069,200	$1,388,400	$1,471,200	$1,462,400
	Average annual total return	6.92%	11.56%	8.03%	5.51%

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

a The Fund commenced operations on March 16, 1998. Index returns begin March 31, 1998.

Scudder High Income Plus Fund		1-Year	3-Year	5-Year	Life of Class(b)
Investment Class	Growth of $10,000	$10,786	$13,442	$13,615	$16,935
	Average annual total return	7.86%	10.36%	6.37%	8.28%
CS First Boston High Yield Index+	Growth of $10,000	$10,692	$13,884	$14,712	$15,387
	Average annual total return	6.92%	11.56%	8.03%	6.77%

The growth of $10,000 is cumulative.

b Investment Class commenced operations on September 15, 1998. Index returns begin September 30, 1998.

Comparative Results as of 4/30/05
Scudder High Income Plus Fund		1-Year	3-Year	Life of Class(c)
Premier Class	Growth of $5,000,000	$5,409,500	$6,787,500	$7,226,500
	Average annual total return	8.19%	10.72%	8.54%
CS First Boston High Yield Index+	Growth of $5,000,000	$5,346,000	$6,942,000	$7,495,500
	Average annual total return	6.92%	11.56%	9.42%

The growth of $5,000,000 is cumulative.

The minimum initial investment for Premier Class shares is $5,000,000.

c Premier Class commenced operations on October 31, 2000. Index returns begin October 31, 2000.

+ CS First Boston High Yield Index is an unmanaged trader-priced portfolio constructed to mirror the global high-yield debt market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Each Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class A, B, C, R, S and Institutional Class of the Fixed Income Fund and all classes of the Short Duration Fund and High Income Plus Fund limited these expenses; had they not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended April 30, 2005.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Scudder Fixed Income Fund

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2005
Actual Fund Return	Class A	Class B	Class C	Investment Class
Beginning Account Value 11/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/05	$ 1,013.10	$ 1,009.30	$ 1,008.40	$ 1,013.30
Expenses Paid per $1,000*	$ 3.99	$ 7.72	$ 7.72	$ 3.79
		Class R	Class S	Institutional Class
Beginning Account Value 11/1/04		$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/05		$ 1,011.90	$ 1,012.50	$ 1,014.30
Expenses Paid per $1,000*		$ 5.24	$ 1.80	$ 2.75
Hypothetical 5% Fund Return	Class A	Class B	Class C	Investment Class
Beginning Account Value 11/1/04	$1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/05	$ 1,020.83	$ 1,017.11	$ 1,017.11	$ 1,021.03
Expenses Paid per $1,000*	$ 4.01	$ 7.75	$ 7.75	$ 3.81
		Class R	Class S	Institutional Class
Beginning Account Value 11/1/04		$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/05		$ 1,019.59	$ 1,010.27	$ 1,022.07
Expenses Paid per $1,000*		$ 5.26	$ 1.79	$ 2.76

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365. For Class S shares the average account value over the period was multiplied by the number of days since commencement (February 1, 2005), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Investment Class
Scudder Fixed Income Fund	.80%	1.55%	1.55%	.76%
		Class R	Class S	Institutional Class
Scudder Fixed Income Fund		1.05%	.74%	.55%

For more information, please refer to the Fund's prospectus.

Scudder Short Duration Fund

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2005
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/05	$ 1,006.00	$ 1,003.10	$ 1,003.10	$ 1,008.60	$ 1,006.00
Expenses Paid per $1,000*	$ 2.74	$ 5.71	$ 5.71	$ 1.79	$ 2.74
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 1/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/05	$ 1,022.07	$ 1,019.09	$ 1,019.09	$ 1,010.27	$ 1,022.07
Expenses Paid per $1,000*	$ 2.76	$ 5.76	$ 5.76	$ 1.79	$ 2.76

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365. For Class S shares the average account value over the period was multiplied by the number of days since commencement (February 1, 2005), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
Scudder Short Duration Fund	.55%	1.15%	1.15%	.74%	.55%

For more information, please refer to the Fund's prospectus.

Scudder High Income Plus Fund

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2005
Actual Fund Return	Investment Class	Institutional Class	Premier Class
Beginning Account Value 11/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/05	$ 1,010.00	$ 1,011.00	$ 1,011.40
Expenses Paid per $1,000*	$ 3.84	$ 2.84	$ 2.49
Hypothetical 5% Fund Return	Investment Class	Institutional Class	Premier Class
Beginning Account Value 11/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/05	$ 1,020.98	$ 1,021.97	$ 1,022.32
Expenses Paid per $1,000*	$ 3.86	$ 2.86	$ 2.51

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Investment Class	Institutional Class	Premier Class
Scudder High Income Plus Fund	.77%	.57%	.50%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

Scudder Fixed Income Fund and Scudder Short Duration Fund

Gary Bartlett serves as lead portfolio manager of Scudder Fixed Income Fund and Scudder Short Duration Fund. He is assisted by an extensive team of portfolio co-managers. In the following interview, the team discusses the funds' performance and the recent market environment for the semiannual period ended April 30, 2005.

Q:  How did the bond market perform?

A:  The inability of a tightening monetary policy to have a significant effect on longer-term interest rates has been a "conundrum" (in the words of Federal Reserve Board Chairman Greenspan) for the fixed-income markets. A continuing "measured" tightening of monetary policy — four twenty-five basis point increases in the federal funds rate during the period — had the expected effect of flattening the treasury yield curve. But the lack of a sustained upward movement in longer-term rates surprised many market participants. Two-year treasury yields increased by 107 basis points while 10-year notes were just 13 basis points higher in yield for the semiannual period ended April 30, 2005. The market's seeming complacency with relatively tight corporate sector spreads was jolted during the period when General Motors Corp. and Ford Motors Corp. both announced earnings outlooks, which were much weaker than previous expectations and resulted in downgrades from the bond rating agencies for two of the largest debt issuers in the Lehman Credit Index. The chain reaction among hedge fund managers, many of whom held large positions in auto-related bonds, had a negative effect on the corporate sector, causing corporate spreads to widen late in the period.

Bond returns were marginally positive for the period. The Lehman Brothers Aggregate Bond Index, the broadest measure of the US fixed income markets, returned just under 1.0% (0.98%) for the period.1 The treasury sector had a similar return, 0.96%. The higher yielding parts of the market had mixed performance as the corporate sector significantly underperformed benchmark treasuries late in the period, but the higher-rated sectors, single-family and commercial mortgage-backed bonds, as well as asset-backed bonds, all outperformed treasuries.

1 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses.

2 The Lipper Intermediate Investment Grade Debt Funds category consists of funds which invest primarily in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years.

3 The Lipper Short Investment Debt Funds category consists of funds that invest primarily in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of less than three years.

It is not possible to invest directly into an index or category.

Q:  How did the funds perform during the period?

A:  For the six-month period ending April 30, 2005, Scudder Fixed Income Fund Class A shares returned 1.31% compared with 0.75% for the average fund in the Lipper Intermediate Investment Grade Debt Funds category and 0.98% for the Lehman Aggregate Bond Index, the fund's benchmark.2

For the six-month period ending April 30, 2005, Scudder Short Duration Fund Class A Shares returned 0.60%, as compared with 0.36% for the average Lipper Short Investment Grade Debt Funds and 0.01% for the Merrill Lynch 1-3 Year Treasury Index, the fund's benchmark.3 (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 3 through 16 for the performance of other share classes and for more complete performance information.)

Q:  What factors contributed or detracted from the funds' performance?

A:  Our overweight position in corporate bonds detracted from performance in both the Fixed Income Fund and Short Duration Fund. The effect was greater in the Fixed Income Fund as the corporate sector suffered greater underperformance in longer maturity securities. However, our approach to GMAC and Ford, which suffered ratings downgrades during the period, featured a concentration in shorter maturity issues. This strategy actually aided relative performance in the Fixed Income Fund as compared with the overall credit sector. Individual security selection was a positive within the sector as overweights in utility and insurance bonds added to performance for both funds. Our overweight positions in asset-backed and commercial mortgage-backed bonds aided performance as well, especially for the Short Duration Fund which had significantly higher concentrations in these sectors. Home Equity Loans, which were the best performing sub-sector in ABS, accounted for nearly 50% of the ABS investments in the Short Duration Fund. Single-family mortgage-backed securities outperformed treasuries during the period and our significant concentrations in well-structured (CMO) securities helped the performance of our mortgage-backed portfolio, as compared with the mortgage index, during the period. This was particularly true for the Short Duration Fund which held some 85% of its overall exposure to single-family MBS in the form of structured issues..

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Scudder High Income Plus Fund

In the following interview, Portfolio Manager Andrew Cestone discusses the Scudder High Income Plus Fund's strategy and the market environment during the six-month period ended April 30, 2005.

Q:  How did the high yield bond market perform during the period?

A:  High yield bonds provided a positive absolute return during the past six months, returning 0.65% as measured by the CS First Boston High Yield Index, the fund's benchmark.1

1 The CS First Boston High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the global high yield debt market. The Lehman Brothers Aggregate Bond Index represents US domestic taxable investment grade bonds that include securities from the following sectors: US Treasuries, agencies, corporate bonds, mortgage-backed bonds and asset-backed securities. The index includes more than 5,500 publicly issued securities with a minimum one-year to final maturity and $150 million par amount outstanding. The average maturity and duration of the index is in the intermediate range.

Despite concerns about rising interest rates and higher commodity prices during the period, the solid fundamental underpinnings of the market remained in place. Helped by strength in the US economy and low interest rates, high yield companies generally maintained sound financial positions through actions such as cutting costs, reducing debt and refinancing their existing debt at lower interest rates. Probably the best indication of solid fundamentals in the high yield market was the continuation of low defaults. At the end of April 2005, Moody's 12-month rolling default rate stood at 2.0% compared with 2.5% at the end of October 2004.2 In addition to low defaults, higher recovery rates remained intact.3 Lastly, the ratio of rating upgrades to downgrades continued to improve — another indication of the market's solid fundamentals.4

2 Source: Moody's Investors Service.

3 The recovery rate is the amount investors recover when a bond defaults.

4 Bond ratings are the alphabetical designations indicating the credit quality of a particular bond, as measured by the major agencies. Treasuries, which are backed by the government and therefore free of default risk, are ranked AAA. The riskiest bonds are generally rated CCC and below.

At the close of the period, the market's yield spread stood at 431 basis points (4.31 percentage points) over Treasuries, versus 408 basis points six months ago. Although the yield spread widened slightly during the period, it remained considerably below the long-term historical average of approximately 572 basis points.5

Q:  How did the fund perform?

A:  The fund's Investment shares returned 1.00%, outperforming both its Lipper peer group average return and its benchmark for the period. The fund ranked in the 13th percentile of its Lipper peer group for the six-month period ended April 30, 2005. There were 426 funds in the category. The fund also outperformed the average return of the peer group for the one-, three- and five-year periods ended April 30, 2005, ranking in the 8th, 18th and 30th percentiles, respectively.6 (Past performance is no guarantee of future results. Please see pages 17 through 20 for complete performance information.)

5 The long-term historical spread-to-worst average is based upon the average monthly spread-to-worst of the CS First Boston High Yield Index from January 31, 1986 to April 30, 2005. The yield spread is the difference between the yield of a given fixed-income asset class and the yield on Treasuries. A large spread indicates that investors require yields substantially above those of Treasuries in order to invest in high yield bonds. This is generally indicative of a higher-risk environment. A smaller spread generally indicates a more positive environment, since investors are less concerned about risk and therefore willing to accept lower yields.

6 Lipper's High Current Yield Funds category represents funds that aim at a high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower-grade debt issues. The fund ranked 33, 63 and 83, for the 1-, 3- and 5-year periods as of April 30, 2005. There were 418, 350 and 285 funds, respectively, in Lipper's High Current Yield Funds category. Performance includes the reinvestment of dividends and capital gains and is no guarantee of future results. Source: Lipper Inc. as of April 30, 2005.

Q:  How did individual security selection affect performance?

A:  Individual security selection was one of the larger contributors to return for the period. Adding to performance was security selection and overweight positions in DIMON, Inc., Qwest Communications, Dobson Communications Corp., MCI, Inc., Avecia Group PLC, Intermet Corp. and ARCO Chemical Co. An underweight position in Elan Finance, which underperformed, also added to performance. The bond prices of DIMON, a tobacco processing company, appreciated on news that the company intended to make a tender offer for its outstanding bonds at a premium. One of our larger positions over the past six months was in the bonds of Qwest, a US telecommunications company that we held in the CCC/split CCC quality segment in anticipation of an upgrade. Last year, Qwest was, in fact, upgraded to single B and the company's bonds continued to perform well following the upgrade. During the second half of 2004, we pared back the fund's overweight position in Dobson Communications, a wireless telecommunications company, after the company reported lower-than-expected results. Although we reduced the position in Dobson, we still maintained an overweight relative to the benchmark. This overweight position benefited the fund's return after the company subsequently reported better-than-expected results. MCI's bonds gained in price on an offer from Verizon to acquire the company, while Avecia's bonds increased in value as the company continued to bolster its financial position by selling assets. Intermet, an auto transportation company currently in bankruptcy, also helped return. A key step in our investment process is to identify which securities in a company's capital structure offer, in our opinion, the best risk-adjusted relative value. In the case of Intermet, we believed that its bank debt, which continues to pay interest, was well-collateralized and would therefore exit bankruptcy unimpaired. We also hold a small position in Intermet's bonds which also gained in price on the favorable resolution of restructuring terms for bondholders. The bond prices of the chemical company ARCO — also one of the fund's larger positions — increased from undervalued levels following favorable indications of improved demand and pricing in the chemical sector. In addition, the ARCO bonds owned by the fund were upgraded in April 2005.

The fund's overweight positions in Tembec Industries, Inc., North Atlantic Holding, Inc. and Dayton Superior Corp., coupled with underweight position in AT&T and our non-holding of Mirant, detracted from performance. Tembec, a forest products paper company, detracted during the period. Tembec's bonds traded lower as cost pressures caused earnings to fall short of prior guidance. The company's bonds traded down further in price as seasonal working capital investment reduced the company's liquidity and contributed to negative press speculating about the potential for a future bankruptcy. On the whole, we believe this sell-off created an opportunity, and we added to the portfolio's position in Tembec. The bonds of AT&T, a telecommunications company and the largest issuer in the benchmark, rallied after it was announced in early 2005 that SBC Communications intended to purchase AT&T. Our underweight in AT&T was the result of us finding better risk-adjusted relative value in the bonds of MCI. We did not own Mirant, a company which is currently in default, which dampened returns relative to the benchmark.7 North Atlantic Trading Company — a tobacco company — reported softer-than-expected financial results, which caused its bond prices to decline. Upon this disappointing news, we reassessed the credit. Our analysis led us to exit the company's holding company bonds and take a relatively larger position in the bonds of its operating company, which we believe better risk-adjusted relative value. Dayton Superior, a building materials company, announced disappointing financial results in the first quarter of 2005. This announcement caused the company's bonds to drift lower in price. We continue to hold the bonds based on our belief that they offer value, as the company should ultimately benefit from growth and a recovery in demand in the commercial construction market.

7 Mirant is a benchmark component that outperformed, so a non-holding dampened the fund's relative performance.

Q:  Outside of individual security selection, what factors affected performance?

A:   Lower-quality securities (split CCC/CCC/split CC/CC/default) were the best-performing credit quality segment for the period, returning 1.48%, followed by upper-tier (BB and better) and middle-tier (split BB/B/split B) securities, which returned 0.45% and 0.39%, respectively. Our overweight position in lower-tier securities helped relative returns.

In addition, the fund's duration was lower than that of its benchmark as a result of us finding better value in shorter-duration securities. Holding a lower duration than the benchmark helped to mitigate the market volatility that has so far characterized the 2005 calendar year.

Q:  What is your view on the current state of the high yield market?

A:  The high yield market continues to exhibit sound fundamentals due to the robust economy, and this has resulted in low default rates. We believe these low default rates will not last forever, however, meaning that good individual security selection is paramount at this point in the cycle. We therefore remain overweight in middle-tier securities whose fundamentals are improving or that are trading at what we believe are undervalued levels. We remain focused on adding value by doing fundamental research rather than making broad predictions about sector performance or interest rates.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary April 30, 2005

Scudder Fixed Income Fund

Asset Allocation	4/30/05	10/31/04

Collateralized Mortgage Obligations	27%	30%
Corporate Bonds	17%	23%
US Government Backed	14%	6%
Foreign Bonds — US$ Denominated	10%	9%
US Government Agency Sponsored Pass-Throughs	9%	6%
Commercial and Non-Agency Mortgage-Backed Securities	8%	7%
Municipal Investments	5%	6%
Asset Backed	5%	10%
Cash Equivalents	4%	2%
Government National Mortgage Association	1%	1%
	100%	100%
Corporate and Foreign Bonds Diversification (Excludes Cash Equivalents)	4/30/05	10/31/04

Financials	49%	49%
Utilities	14%	11%
Industrials	10%	12%
Telecommunication Services	7%	7%
Materials	6%	1%
Consumer Discretionary	5%	5%
Health Care	4%	3%
Energy	3%	8%
Sovereign Bonds	2%	4%
	100%	100%
Quality	4/30/05	10/31/04

US Government and Agencies	51%	43%
AAA*	19%	24%
AA	4%	4%
A	14%	14%
BBB	12%	14%
BB	—	1%
	100%	100%

* Includes cash equivalents

Effective Maturity	4/30/05	10/31/04

Under 1 year	10%	13%
1 < 5 years	44%	40%
5 < 10 years	29%	23%
10 < 15 years	8%	12%
15 years or greater	9%	12%
	100%	100%

Weighted average effective maturity: 6.75 years and 7.25 years, respectively.

Asset allocation, corporate bond diversification, quality and effective maturity are subject to change.

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent these companies' opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

For more complete details about the Fund's investment portfolio, see page 39. A quarterly Fact Sheet is available upon request. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Scudder Short Duration Fund

Asset Allocation (Excludes Securities Lending Collateral)	4/30/05	10/31/04

Corporate Bonds	26%	23%
Asset Backed	17%	20%
Collateralized Mortgage Obligations	16%	23%
Commercial and Non-Agency Mortgage-Backed Securities	14%	12%
US Government Backed	10%	6%
Municipal Investments	7%	6%
Foreign Bonds — US$ Denominated	5%	3%
US Government Agency Sponsored Pass-Throughs	2%	3%
Cash Equivalents	2%	2%
Government National Mortgage Association	1%	1%
US Government Sponsored Agencies	—	1%
	100%	100%
Corporate Bond and Foreign Bonds Diversification (Excludes Cash Equivalents and Securities Lending Collateral)	4/30/05	10/31/04

Financials	64%	59%
Utilities	12%	16%
Telecommunication Services	8%	5%
Consumer Discretionary	6%	6%
Industrials	4%	5%
Materials	3%	—
Health Care	3%	4%
Energy	—	3%
Sovereign Bonds	—	2%
	100%	100%
Quality (Excludes Securities Lending Collateral)	4/30/05	10/31/04

US Government and Agencies	29%	34%
AAA*	39%	39%
AA	2%	1%
A	17%	15%
BBB	13%	11%
	100%	100%

* Includes cash equivalents

Effective Maturity	4/30/05	10/31/04

Under 1 year	35%	22%
1 < 5 years	63%	71%
5 < 10 years	2%	7%
	100%	100%

Weighted average effective maturity: 1.9 years and 2.44 years, respectively.

Asset allocation, corporate bond diversification, quality and effective maturity are subject to change.

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent these companies' opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

For more complete details about the Fund's investment portfolio, see page 48. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Scudder High Income Plus Fund

Asset Allocation (Excludes Securities Lending Collateral)	4/30/05	10/31/04
Corporate Bonds	75%	71%
Foreign Bonds — US$ Denominated	17%	19%
Cash Equivalents	3%	5%
Foreign Bonds — Non US$ Denominated	2%	3%
Loan Participation	1%	—
Preferred Stocks	1%	1%
Convertible Bond	1%	1%
	100%	100%
Corporate and Foreign Bonds Diversification (Excludes Cash Equivalents and Securities Lending Collateral)	4/30/05	10/31/04
Consumer Discretionary	25%	24%
Materials	16%	16%
Industrials	15%	14%
Telecommunication Services	12%	13%
Energy	8%	8%
Utilities	7%	5%
Financials	7%	9%
Health Care	3%	3%
Consumer Staples	3%	5%
Information Technology	2%	1%
Sovereign Bonds	2%	2%
	100%	100%
Quality (Excludes Securities Lending Collateral)	4/30/05	10/31/04
A*	2%	3%
BBB	2%	2%
BB	25%	27%
B	58%	50%
CCC	10%	15%
CC	3%	3%
	100%	100%

* Includes cash equivalents

Effective Maturity	4/30/05	10/31/04
Under 1 year	6%	7%
1 < 5 years	43%	42%
5 < 10 years	42%	41%
10 < 15 years	4%	2%
15 years or greater	5%	8%
	100%	100%

Weighted average effective maturity: 5.92 years and 6.17 years, respectively.

Asset allocation, corporate bond diversification, quality and effective maturity are subject to change.

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent these companies' opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

For more complete details about the Fund's investment portfolio, see page 56. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of April 30, 2005 (Unaudited)

Scudder Fixed Income Fund	Principal Amount ($)	Value ($)

Corporate Bonds 16.9%
Consumer Discretionary 1.5%
Auburn Hills Trust, 12.375%, 5/1/2020	432,000	642,706
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013	3,165,000	3,842,351
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008	5,597,000	6,339,190
DaimlerChrysler NA Holdings Corp., 4.75%, 1/15/2008	3,925,000	3,871,934
Tele-Communications, Inc., 10.125%, 4/15/2022	1,385,000	2,014,167
		16,710,348
Energy 0.7%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	1,990,000	2,343,726
Enterprise Products Operating LP:
144A, 5.0%, 3/1/2015	657,000	629,865
7.5%, 2/1/2011	4,178,000	4,649,684
Pemex Project Funding Master Trust, 144A, 4.31%*, 6/15/2010	325,000	334,425
		7,957,700
Financials 8.9%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016	10,707,000	12,274,430
American General Finance Corp., 2.75%, 6/15/2008	3,218,000	3,059,645
American General Institutional Capital, 144A, 8.125%, 3/15/2046	7,382,000	9,595,013
BFC Finance Corp., Series 96-A, 7.375%, 12/1/2017	6,063,000	7,042,720
Citizens Property Insurance Corp., Series 1997-A, 144A, 6.85%, 8/25/2007	5,400,000	5,690,482
Duke Capital LLC, 4.302%, 5/18/2006	4,477,000	4,478,835
ERP Operating LP, 6.584% , 4/13/2015	5,725,000	6,295,073
Ford Motor Credit Co.:
5.8%, 1/12/2009	5,480,000	5,099,124
6.875%, 2/1/2006	9,363,000	9,470,824
General Motors Acceptance Corp.:
5.625%, 5/15/2009	1,301,000	1,177,658
6.75%, 1/15/2006	10,715,000	10,794,302
HSBC Bank USA, 5.875%, 11/1/2034	2,685,000	2,808,816
HSBC Finance Corp.:
4.125%, 3/11/2008	5,685,000	5,656,495
4.125%, 12/15/2008	797,000	787,817
JPMorgan Chase Capital XV, 5.875%, 3/15/2035	2,900,000	2,881,974
Merrill Lynch & Co., Inc., Series C, 5.0%, 1/15/2015	4,278,000	4,284,203
PLC Trust, Series 2003-1, 144A, 2.709%, 3/31/2006	2,889,139	2,881,396
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024	1,118,000	1,242,635
The Goldman Sachs Group, Inc.:
4.75%, 7/15/2013	3,356,000	3,297,572
5.125%, 1/15/2015	2,175,000	2,172,127
		100,991,141
Health Care 0.9%
Health Care Service Corp., 144A, 7.75%, 6/15/2011	9,285,000	10,711,390
Industrials 0.5%
America West Airlines, Inc., Series 99-1, 7.93%, 1/2/2019	2,430,671	2,702,955
BAE System 2001 Asset Trust, "B", Series 2001, 144A, 7.156%, 12/15/2011	3,123,422	3,362,851
		6,065,806
Materials 0.9%
Lubrizol Corp., 6.5%, 10/1/2034	5,906,000	6,380,152
Newmont Mining Corp., 5.875%, 4/1/2035	2,765,000	2,775,656
Weyerhaeuser Co.:
7.125%, 7/15/2023	256,000	280,934
7.375%, 3/15/2032	390,000	424,165
		9,860,907
Telecommunication Services 0.5%
Bell Atlantic New Jersey, Inc., Series A, 5.875%, 1/17/2012	3,913,000	4,095,882
SBC Communications, Inc.:
5.625%, 6/15/2016	806,000	835,072
6.15%, 9/15/2034	889,000	922,425
		5,853,379
Utilities 3.0%
American Electric Power Co., Inc., Series A, 6.125%, 5/15/2006	2,607,000	2,664,252
Cleveland Electric Illuminating Co., 7.43%, 11/1/2009	7,076,000	7,881,489
Consolidated Natural Gas Co., 6.0%, 10/15/2010	1,865,000	1,980,639
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010	5,983,000	5,785,250
5.0%, 2/15/2012	4,118,000	4,128,723
Pedernales Electric Cooperative, Series 02-A, 144A, 6.202%, 11/15/2032	5,694,000	6,357,693
Xcel Energy, Inc., 7.0%, 12/1/2010	4,164,000	4,629,594
		33,427,640
Total Corporate Bonds (Cost $184,001,968)		191,578,311

Foreign Bonds — US$ Denominated 10.3%
Energy 0.2%
Nexen, Inc., 5.875%, 3/10/2035	2,740,000	2,641,297
Financials 4.6%
Arcel Finance Ltd., 144A, 5.984%, 2/1/2009	1,020,482	1,048,586
Deutsche Telekom International Finance BV, 8.5%, 6/15/2010	4,789,000	5,554,052
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	12,722,000	12,691,569
Mizuho Financial Group, 8.375%, 4/27/2049	9,550,000	10,398,995
National Capital Trust II, 144A, 5.486%, 12/29/2049	4,807,000	4,929,468
QBE Insurance Group Ltd., 144A, 5.647%, 7/1/2023	2,098,000	2,110,622
Royal Bank of Scotland Group PLC, Series 1, 9.118%, 3/31/2049	2,747,000	3,273,534
Skandinaviska Enskilda Banken AB, 144A, 5.471%, 3/29/2049	2,970,000	3,037,764
Westfield Capital Corp., 144A, 4.375%, 11/15/2010	8,662,000	8,568,485
		51,613,075
Industrials 2.3%
Autopista Del Maipo, 144A, 7.373%, 6/15/2022	9,709,000	11,231,371
Tyco International Group SA:
6.75%, 2/15/2011	8,785,000	9,644,674
6.875%, 1/15/2029	3,558,000	4,138,481
7.0%, 6/15/2028	1,091,000	1,279,673
		26,294,199
Materials 0.7%
Celulosa Arauco y Constitucion SA, 144A, 5.625%, 4/20/2015	4,683,000	4,697,742
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	2,733,000	2,969,675
		7,667,417
Sovereign Bonds 0.4%
United Mexican States:
Series A, 6.75%, 9/27/2034	4,529,000	4,510,884
8.375%, 1/14/2011	454,000	519,603
		5,030,487
Telecommunication Services 1.3%
America Movil SA de CV, 5.75%, 1/15/2015	2,793,000	2,752,004
British Telecommunications PLC, 8.875%, 12/15/2030	5,061,000	6,911,013
Telecom Italia Capital, 144A, 4.95%, 9/30/2014	4,817,000	4,692,105
		14,355,122
Utilities 0.8%
Scottish Power PLC, 5.81%, 3/15/2025	1,449,000	1,474,786
TXU Electricity Ltd., 144A, 6.75%, 12/1/2006	7,518,000	7,822,532
		9,297,318
Total Foreign Bonds — US$ Denominated (Cost $113,761,049)		116,898,915

Asset Backed 5.1%
Automobile Receivables 1.8%
AmeriCredit Automobile Receivables Trust, "A4", Series 2002-A, 4.61%, 1/12/2009	475,607	478,663
MMCA Automobile Trust:
"A4", Series 2002-4, 3.05%, 11/16/2009	9,481,000	9,423,267
"A4", Series 2002-2, 4.3%, 3/15/2010	3,721,901	3,720,078
"C", Series 2002-4, 4.56%, 11/16/2009	1,419,364	1,420,717
"B", Series 2002-2, 4.67%, 3/15/2010	1,720,314	1,698,681
"B", Series 2002-1, 5.37%, 1/15/2010	1,576,172	1,581,929
Ryder Vehicle Lease Trust, "A5", Series 1999-A, 7.13%, 10/16/2006	1,474,473	1,485,199
		19,808,534
Credit Card Receivables 0.4%
Capital One Multi-Asset Execution Trust, "B1", Series 2005-B1, 4.9%, 12/15/2017	4,835,000	4,849,863
Home Equity Loans 2.7%
Bear Stearns Asset-Backed Securities NIM, "A1", Series 2005-HE2N, 144A, 5.0%, 2/25/2035	4,654,407	4,671,134
Countrywide Asset-Backed Certificates, "NOTE" Series 2003-BC3N, 144A, 8.0%, 9/25/2033	1,313,777	1,316,240
First Franklin Mortgage Loan Trust NIM, "N1", Series 2005-FF1N, 144A, 3.9%, 12/25/2034	264,776	264,776
First Franklin NIM Trust, "NOTE", Series 2004-FF6A, 144A, 5.75%, 7/25/2034	2,780,970	2,788,791
Green Tree Home Improvement Loan Trust:
"HIBN1", Series 1998-E, 7.79%, 2/15/2015	3,075,208	3,108,294
"B1", Series 1999-E, 10.34%, 3/15/2015	5,538,000	5,614,050
Park Place Securities NIM Trust:
"A", Series 2004-WHQ2, 144A, 4.0%, 2/25/2035	4,037,610	4,031,850
"A", Series 2005-WCH1, 144A, 4.0%, 2/25/2035	3,932,331	3,920,657
"A", Series 2004-MCW1, 144A, 4.458%, 9/25/2034	3,096,830	3,096,830
Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%, 2/25/2031	1,165,170	1,197,665
Saxon Net Interest Margin Trust, "A", Series 2003-A, 144A, 6.656%, 8/26/2033	113,533	113,533
		30,123,820
Manufactured Housing Receivables 0.2%
Access Financial Manufacturing Housing Contract Trust, "A3", Series 1995-1, 7.1%, 5/15/2021	64,272	64,592
Green Tree Financial Corp., "A4", Series 1996-2, 7.2%, 4/15/2027	1,543,522	1,601,524
Vanderbilt Mortgage Finance:
"A2", Series 2001-C, 4.235%, 8/7/2014	796,081	796,138
"A3", Series 2000-C, 7.55%, 7/7/2017	350,486	351,022
		2,813,276
Miscellaneous 0.0%
Heller Equipment Asset Receivables Trust, "A4", Series 1999-2, 6.79%, 3/14/2007	25,013	25,030
Total Asset Backed (Cost $57,178,482)		57,620,523

US Government Agency Sponsored Pass-Throughs 8.9%
Federal Home Loan Bank:
5.5%, 1/1/2034	3,135,851	3,172,667
6.5%, 1/1/2035	5,385,000	5,601,645
7.5% with various maturities from 2/1/2010 until 12/1/2010	256,214	261,028
Federal Home Loan Mortgage Corp., 5.0%, 7/1/2033	2,855,000	2,829,570
Federal National Mortgage Association:
4.5% with various maturities from 9/1/2018 until 10/1/2033	14,652,919	14,209,745
5.0% with various maturities from 3/1/2034 until 3/1/2034	16,972,154	16,854,866
5.116%, 1/1/2035	4,463,774	4,461,038
5.5% with various maturities from 9/1/2023 until 11/1/2034	29,002,321	29,317,666
5.78%, 10/1/2008	4,448,911	4,613,642
5.79%, 3/1/2009	4,695,982	4,890,802
6.0% with various maturities from 10/1/2022 until 4/1/2024	10,323,951	10,594,880
6.5% with various maturities from 10/1/2033 until 12/1/2033	605,358	629,738
7.13%, 1/1/2012	1,732,360	1,799,365
7.5% with various maturities from 10/1/2011 until 8/1/2013	1,012,573	1,062,079
9.0%, 11/1/2030	281,953	304,144
Total US Government Agency Sponsored Pass-Throughs (Cost $100,850,104)		100,602,875

Commercial and Non-Agency Mortgage-Backed Securities 7.8%
Chase Commercial Mortgage Securities Corp., Series 1996-2, 6.9%, 11/19/2028	434,595	443,227
Citigroup Mortgage Loan Trust, Inc., "1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	5,352,224	5,566,313
Countrywide Alternative Loan Trust, "1A1", Series 2004-J1, 6.0%, 2/25/2034	1,828,260	1,853,391
First Horizon Mortgage Pass-Through Trust, "2A1", Series 2005-AR2, 5.148%, 6/25/2035	8,330,000	8,405,491
GMAC Commercial Mortgage Securities, Inc., "A3", Series 1997-C1, 6.869%, 7/15/2029	2,501,714	2,619,788
Greenwich Capital Commercial Funding Corp.:
"AJ", Series 2005-GG3, 4.859%, 8/10/2042	2,490,000	2,475,994
"B", Series 2005-GG3, 4.894%, 8/10/2042	7,015,000	6,949,589
JP Morgan Commercial Mortgage Finance Corp., "A3", Series 1997-C5, 7.088%, 9/15/2029	523,081	547,597
LB-UBS Commercial Mortgage Trust, "A2", Series 2005-C2, 4.821%, 4/15/2030	5,385,000	5,463,642
Master Alternative Loans Trust:
"3A1", Series 2004-5, 6.5%, 6/25/2034	832,560	859,098
"5A1", Series 2005-2, 6.5%, 12/25/2034	2,410,660	2,514,369
"6A1", Series 2004-5, 7.0%, 6/25/2034	4,421,038	4,497,954
"8A1", Series 2004-3, 7.0%, 4/25/2034	1,674,043	1,716,798
Master Asset Securitization Trust:
"2A7", Series 2003-9, 5.5%, 10/25/2033	5,202,773	5,268,041
"8A1", Series 2003-6, 5.5%, 7/25/2033	2,133,542	2,138,875
Morgan Stanley Capital I, "C", Series 1997-ALIC, 6.84%, 1/15/2028	3,649,883	3,696,620
Mortgage Capital Funding, Inc., "A3", Series 1997-MC1, 7.288%, 7/20/2027	1,250,757	1,281,162
NYC Mortgage Loan Trust, "A3", Series 1996, 144A, 6.75%, 9/25/2019	6,590,000	7,249,000
Washington Mutual:
"A6", Series 2004-AR4, 3.807%, 6/25/2034	5,298,000	5,176,684
"A6", Series 2004-AR5, 3.857%, 6/25/2034	5,237,000	5,116,727
"A6", Series 2003-AR11, 3.985%, 10/25/2033	8,835,000	8,695,577
"4A", Series 2004-CB2, 6.5%, 8/25/2034	3,777,267	3,916,553
Washington Mutual Mortgage Securities Corp., "1A7", Series 2003-MS8, 5.5%, 5/25/2033	1,991,384	1,986,780
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $87,505,890)		88,439,270

Collateralized Mortgage Obligations 27.4%
Fannie Mae Grantor Trust: "A2", Series 2002-T16, 7.0%, 7/25/2042	6,725,996	7,069,099
"A2", Series 2002-T19, 7.0%, 7/25/2042	1,674,135	1,760,510
Fannie Mae Whole Loan:
"3A2B", Series 2003-W10, 3.056%, 7/25/2037	4,375,794	4,343,112
"2A3", Series 2003-W3, 4.16%, 6/25/2042	5,202,749	5,202,425
"1A3", Series 2004-W1, 4.49%, 11/25/2043	5,004,000	5,008,282
"1A3", Series 2003-W18, 4.732%, 8/25/2043	4,957,995	4,973,206
"A2", Series 2004-W4, 5.0%, 6/25/2034	7,635,000	7,764,224
"A23", Series 2004-W10, 5.0%, 8/25/2034	7,950,000	8,020,962
"1A2", Series 2003-W3, 7.0%, 8/25/2042	2,277,490	2,394,389
"2A", Series 2002-W1, 7.5%, 2/25/2042	3,420,805	3,615,394
"5A", Series 2004-W2, 7.5%, 3/25/2044	3,232,293	3,441,299
Federal Home Loan Mortgage Corp.:
"AU", Series 2759, 3.5%, 5/15/2019	5,097,000	5,058,331
"XR", Series 2707, 4.0%, 5/15/2016	6,939,000	6,881,342
"LC", Series 2682, 4.5%, 7/15/2032	9,245,000	8,991,786
"PN", Series 2544, 4.5%, 3/15/2026	8,390,000	8,368,977
"TG", Series 2690, 4.5%, 4/15/2032	7,576,000	7,366,406
"HG", Series 2543, 4.75%, 9/15/2028	4,871,434	4,884,330
"AJ", Series 2849, 5.0%, 5/15/2018	4,757,000	4,844,062
"BG", Series 2640, 5.0%, 2/15/2032	210,000	209,223
"BG", Series 2869, 5.0%, 7/15/2033	2,215,000	2,206,225
"EG", Series 2836, 5.0%, 12/15/2032	9,902,000	9,842,334
"JD", Series 2778, 5.0%, 12/15/2032	8,632,000	8,597,543
"KD", Series 2915, 5.0%, 9/15/2033	5,871,000	5,845,650
"ND", Series 2950, 5.0%, 6/15/2033	11,250,000	11,189,778
"NE", Series 2921, 5.0%, 9/15/2033	8,130,000	8,024,401
"OL", Series 2840, 5.0%, 11/15/2022	8,315,000	8,438,527
"PD", Series 2783, 5.0%, 1/15/2033	5,568,000	5,539,670
"PD", Series 2844, 5.0%, 12/15/2032	9,854,000	9,805,112
"QK", Series 2513, 5.0%, 8/15/2028	482,931	482,536
"TE", Series 2780, 5.0%, 1/15/2033	7,121,000	7,082,692
"UE", Series 2911, 5.0%, 6/15/2033	10,815,000	10,697,314
"YD", Series 2737, 5.0%, 8/15/2032	5,971,056	5,964,610
"PE", Series 2378, 5.5%, 11/15/2016	8,637,000	8,924,838
"PE", Series 2405, 6.0%, 1/15/2017	6,695,000	7,035,000
"YB", Series 2205, 6.0%, 5/15/2029	893,150	909,776
"3A", Series T-41, 7.5%, 7/25/2032	7,495,974	7,932,797
Federal National Mortgage Association:
"A2", Series 2003-63, 2.34%, 7/25/2044	1,199,366	1,195,354
"AY", Series 2004-45, 4.5%, 12/25/2018	5,482,816	5,487,334
"GD", Series 2004-8, 4.5%, 10/25/2032	10,244,000	9,872,210
"NE", Series 2004-52, 4.5%, 7/25/2033	4,889,000	4,732,497
"UK", Series 2003-9, 4.5%, 11/25/2016	494,940	494,074
"WB", Series 2003-106, 4.5%, 10/25/2015	1,666,000	1,669,793
"A2", Series 2002-W10, 4.7%, 8/25/2042	81,276	81,120
"2A3", Series 2003-W15, 4.71%, 8/25/2043	5,837,634	5,843,378
"PE", Series 2005-44, 5.0%, 7/25/2033	2,891,000	2,869,656
"J", Series 1998-36, 6.0%, 7/18/2028	6,770,279	6,879,543
"MG", Series 2002-2, 6.0%, 2/25/2017	9,472,612	9,813,061
"PQ", Series 2001-64, 6.0%, 11/25/2016	955,000	996,185
"QN", Series 2001-51, 6.0%, 10/25/2016	980,000	1,009,696
"QX", Series 2001-51, 6.0%, 2/25/2015	82,528	82,556
"A2", Series 1998-M1, 6.25%, 1/25/2008	3,717,399	3,861,602
"A2", Series 1998-M6, 6.32%, 8/15/2008	14,827,975	15,585,531
"A2", Series 2002-T4, 7.0%, 12/25/2041	6,596,160	6,923,699
FHLMC Structured Pass-Through Securities, "1A2", Series T-59, 7.0%, 10/25/2043	3,201,541	3,371,293
Government National Mortgage Association:
"GD", Series 2004-26, 5.0%, 11/16/2032	4,686,000	4,709,778
"VK", Series 2002-41, 6.0%, 6/20/2018	5,494,800	5,647,357
Total Collateralized Mortgage Obligations (Cost $307,536,359)		309,841,879

Municipal Investments 5.2%
Allegheny County, PA, Public Housing Revenue, Residential Finance Authority Mortgage Revenue:
Zero Coupon, 8/1/2028	3,170,000	573,782
Arkansas, Industrial Development Revenue, Series A, Zero Coupon, 7/10/2014 (c)	382,000	234,617
Atlanta, GA, Public Housing Revenue, Urban Residential Finance Authority, 7.625%, 4/1/2022	1,308,225	1,311,548
Baltimore, MD, Core City General Obligation, Series B, 8.7%, 10/15/2015 (c)	1,430,000	1,492,748
Belmont, CA, Multi-Family Housing Revenue, Redevelopment Agency Tax Allocation, 7.55%, 8/1/2011 (c)	685,000	721,175
California, Single Family Housing Revenue, Housing Finance Agency, Single Family Mortgage:
Series A-1, 8.24%, 8/1/2014 (c)	95,000	95,865
Series A-1, 7.9%, 8/1/2007 (c)	470,000	473,878
Contra Costa County, CA, Multi-Family Housing Revenue, Willow Pass Apartments, Series D, 6.8%, 12/1/2015	1,470,000	1,532,240
Fulton, MO, General Obligation, 7.5%, 7/1/2007 (c)	350,000	365,012
Hoboken, NJ, Other General Obligation:
Series B, 4.76%, 2/1/2011 (c)	335,000	337,677
Series B, 4.96%, 2/1/2012 (c)	3,030,000	3,077,571
Series B, 5.12%, 2/1/2013 (c)	3,185,000	3,257,968
Series B, 5.33%, 2/1/2018 (c)	2,130,000	2,200,205
Lake Mills, IA, Hospital & Healthcare Revenue, Investors Limited, First Mortgage:
Series 1997, 8.0%, 11/1/2007	610,000	617,942
Series 1995, 7.9%, 11/1/2005	450,000	229,500
Series 1995, 8.0%, 11/1/2006	590,000	597,682
Mississippi, Single Family Housing Revenue, Home Corp. Single Family, 7.75%, 7/1/2024	926,081	952,548
New Mexico, Mortgage Finance Authority, Series 1997-C, 7.43%, 7/1/2029	351,000	352,874
New York, Multi-Family Housing Revenue, Housing Finance Agency, Series C, 8.11%, 11/15/2038	2,270,000	2,403,612
New York City, NY, Higher Education Revenue, Industrial Development Agency, Civic Facilities, Series B, 8.1%, 9/1/2006 (c)	380,000	388,930
North Miami, FL, Project Revenue, Special Obligation:
6.85%, 7/1/2005 (c)	195,000	196,261
7.0%, 1/1/2008 (c)	125,000	135,154
Oklahoma County, OK, Single Family Housing Revenue, Home Finance Authority, Single Family, Series B, Zero Coupon, 7/1/2012	70,000	35,650
Oregon, School Boards Association, Pension Deferred Interest, Series A, Zero Coupon, 6/30/2017 (c)	17,115,000	9,289,337
Reeves County, TX, County General Obligation Lease, Certificate of Participation, Series IBC, 7.25%, 6/1/2011 (c)	2,660,000	2,752,196
Sand Creek Associates Ltd., ID, Multi-Family Housing Revenue, Limited Partnership, Multi-Family Housing, 8.25%, 12/1/2018	2,800,000	2,806,356
Sedgwick & Shawnee County, KS, Single Family Revenue, Series B, 8.375%, 6/1/2018	335,000	335,281
Southwestern, IL, Development Authority Sports Facility Revenue, Gateway International Motorsports:
9.2%, 2/1/2013	1,844,000	2,181,618
9.25%, 2/1/2017	1,639,000	2,090,495
Texas, Multi-Family Housing Revenue, Housing & Community Affairs Multi-Family, 6.85%, 12/1/2020 (c)	1,400,000	1,516,452
Union City, NJ, Core City General Obligation, 6.25%, 1/1/2033 (c)	9,663,000	10,898,415
West Virginia, State General Obligation, Jobs Inventory Trust Board:
Series A, Zero Coupon, 1/22/2012	1,680,000	1,155,554
Series A, Zero Coupon, 144A, 6/12/2013	1,865,000	1,174,969
Series C, Zero Coupon, 144A, 7/31/2013	3,730,000	2,321,365
Series D, Zero Coupon, 7/31/2013	1,865,000	1,179,445
Total Municipal Investments (Cost $56,141,038)		59,285,922

Government National Mortgage Association 1.1%
Government National Mortgage Association, 6.0% with various maturities from 1/15/2034 until 12/15/2034 (Cost $12,055,203)	11,660,191	12,028,026

US Government Backed 13.8%
US Treasury Bond, 6.0%, 2/15/2026	22,389,000	26,491,605
US Treasury Note:
2.75%, 6/30/2006	26,834,000	26,619,114
3.0%, 2/15/2009	49,688,000	48,263,346
3.25%, 1/15/2009	340,000	333,532
3.625%, 7/15/2009	26,985,000	26,756,248
5.0%, 8/15/2011	26,212,000	27,673,109
Total US Government Backed (Cost $154,896,455)		156,136,954

	Shares	Value ($)

Cash Equivalents 4.0%
Scudder Cash Management QP Trust, 2.81% (b) (Cost $45,463,218)	45,463,218	45,463,218
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,119,389,766) (a)	100.5	1,137,895,893
Other Assets and Liabilities, Net	(0.5)	(5,743,686)
Net Assets	100.0	1,132,152,207

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2005.

(a) The cost for federal income tax purposes was $1,120,004,793. At April 30, 2005, net unrealized appreciation for all securities based on tax cost was $17,891,100. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,428,932 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,537,832.

(b) Scudder Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Bond is insured by one of these companies:

		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	0.2
FGIC	Financial Guaranty Insurance Company	0.9
FSA	Financial Security Assurance	0.1
MBIA	Municipal Bond Investors Assurance	2.1

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Bank, Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

The accompanying notes are an integral part of the financial statements.

Scudder Short Duration Fund	Principal Amount ($)	Value ($)

Corporate Bonds 25.9%
Consumer Discretionary 1.7%
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008	1,596,000	1,807,638
DaimlerChrysler NA Holdings Corp., 4.75%, 1/15/2008	1,081,000	1,066,385
		2,874,023
Financials 16.7%
AIG Sun America Global Financial IX, 144A, 5.1%, 1/17/2007	625,000	634,084
American General Finance Corp., 2.75%, 6/15/2008	2,827,000	2,687,886
Bellsouth Capital Funding Corp., 5.375%, 12/22/2008	1,845,000	1,889,191
Berkshire Hathaway Finance Corp., 144A, 3.18%*, 1/11/2008	1,661,000	1,661,550
Citizens Property Insurance Corp., Series 1997-A, 144A, 6.85%, 8/25/2007	2,000,000	2,107,586
Duke Capital LLC, 4.331%, 11/16/2006	775,000	776,497
Ford Motor Credit Co., 6.875%, 2/1/2006	4,871,000	4,927,094
FPL Group Capital, Inc., 4.086%, 2/16/2007	1,690,000	1,687,332
General Electric Capital Corp., 2.8%, 1/15/2007	790,000	774,605
General Motors Acceptance Corp., 6.75%, 1/15/2006	5,005,000	5,042,042
HSBC Finance Corp., 4.75%, 4/15/2010	655,000	658,724
Merrill Lynch & Co., Inc., Series C, 4.25%, 2/8/2010	1,220,000	1,203,315
Mizuho JGB Investment, 144A, 9.87%, 12/31/2049	392,000	448,152
Mizuho Preferred Capital, 144A, 8.79%, 12/29/2049	392,000	437,134
PLC Trust, Series 2003-1, 144A, 2.709%, 3/31/2006	1,068,205	1,065,342
PNC Funding Corp.:
5.75%, 8/1/2006	1,076,000	1,099,633
6.875%, 7/15/2007	165,000	174,522
		27,274,689
Health Care 0.9%
UnitedHealth Group, Inc., 3.375%, 8/15/2007	1,554,000	1,528,587
Industrials 0.3%
BAE System 2001 Asset Trust, "B", Series 2001, 144A, 7.156%, 12/15/2011	442,052	475,938
Materials 1.1%
Lubrizol Corp., 4.625%, 10/1/2009	1,800,000	1,784,023
Telecommunication Services 1.4%
SBC Communications, Inc., 4.125%, 9/15/2009	1,600,000	1,573,534
Tele-Communications, Inc., 7.25%, 8/1/2005	709,000	714,695
		2,288,229
Utilities 3.8%
Ameren Corp., 4.263%, 5/15/2007	370,000	369,962
Centerior Energy Corp., Series B, 7.13%, 7/1/2007	180,000	190,386
Cinergy Global Resources, Inc., 144A, 6.2%, 11/3/2008	650,000	689,055
Kansas City Power & Light Co., Series B, 6.0%, 3/15/2007	635,000	654,097
Northeast Utilities, Series B, 3.3%, 6/1/2008	885,000	858,254
Progress Energy, Inc., 6.75%, 3/1/2006	1,130,000	1,155,370
PSI Energy, Inc., 7.85%, 10/15/2007	810,000	873,200
Public Service Co. of New Mexico, 4.4%, 9/15/2008	650,000	649,182
Xcel Energy, Inc., 3.4%, 7/1/2008	725,000	702,563
		6,142,069
Total Corporate Bonds (Cost $42,947,229)		42,367,558

Foreign Bonds — US$ Denominated 4.8%
Financials 3.0%
Arcel Finance Ltd., 144A, 5.984%, 2/1/2009	105,885	108,801
Deutsche Telekom International Finance BV, 8.5%, 6/15/2010	1,770,000	2,052,761
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	1,305,000	1,301,878
PF Export Receivable Master Trust, 144A, 6.6%, 12/1/2011	388,587	413,281
Royal Bank of Scotland Group PLC, Series 3, 7.816%, 11/29/2049	995,000	1,022,866
		4,899,587
Industrials 0.9%
Tyco International Group SA:
6.375%, 2/15/2006	814,000	829,535
6.75%, 2/15/2011	550,000	603,821
		1,433,356
Telecommunication Services 0.9%
Telecom Italia Capital, 144A, 4.0%, 1/15/2010	918,000	886,791
Telefonos de Mexico SA de CV, Series L, 144A, 4.75%, 1/27/2010	665,000	650,907
		1,537,698
Total Foreign Bonds — US$ Denominated (Cost $7,957,300)		7,870,641

Asset Backed 16.6%
Automobile Receivables 8.4%
AmeriCredit Automobile Receivables Trust, "A4", Series 2001-B, 5.37%, 6/12/2008	400,529	403,207
Credit Acceptance Auto Dealer Loan Trust, "A", Series 2004-1, 144A, 2.53%, 8/17/2009	1,382,461	1,380,081
Daimler Chrysler Auto Trust, "A4", Series 2002-A, 4.49%, 10/6/2008	1,633,747	1,640,194
Drive Auto Receivables Trust:
"A2", Series 2004-1, 144A, 2.53%, 5/15/2007	982,497	980,207
"A3", Series 2004-1, 144A, 3.5%, 8/15/2008	1,045,000	1,038,015
GS Auto Loan Trust, "A4", Series 2003-1, 2.716%, 6/15/2010	500,000	492,316
Honda Auto Receivables Owner Trust, "A3", Series 2003-3, 2.14%, 4/23/2007	1,650,000	1,638,957
Household Automotive Trust, "A3", Series 2002-2, 2.85%, 3/19/2007	370,144	370,073
MMCA Automobile Trust:
"A4", Series 2002-4, 3.05%, 11/16/2009	1,160,000	1,152,937
"A4", Series 2002-3, 3.57%, 8/17/2009	1,499,611	1,498,253
"B", Series 2002-2, 4.67%, 3/15/2010	322,936	318,875
"A4", Series 2001-4, 4.92%, 8/15/2007	181,376	181,972
"B", Series 2002-1, 5.37%, 1/15/2010	292,176	293,243
Ryder Vehicle Lease Trust, "A5", Series 1999-A, 7.13%, 10/16/2006	228,262	229,923
Volkswagen Auto Loan Enhanced Trust, "A3, Series 2003-1, 1.49%, 5/21/2007	882,664	875,000
Whole Auto Loan Trust, "A3A", Series 2003-1, 1.84%, 10/15/2006	1,145,000	1,140,282
		13,633,535
Equipment 0.0%
Heller Equipment Asset Receivables Trust, "A4", Series 1999-2, 6.79%, 3/14/2007	2,249	2,251
Home Equity Loans 8.2%
Advanta Mortgage Loan Trust, "A6", Series 2000-2, 7.72%, 3/25/2015	95,850	99,660
Argent NIM Trust, "A", Series 2004-WN2, 144A, 4.55%, 4/25/2034	248,419	248,381
Centex Home Equity:
"A6", Series 2000-C, 7.54%, 10/25/2030	497,921	502,551
"A6", Series 2000-B, 7.97%, 7/25/2031	851,007	861,345
Chase Funding, "NOTE" Series 2004-1A, 144A, 3.75%, 3/27/2035	196,316	195,877
Countrywide Asset-Backed Certificates, "NOTE" Series 2003-BC3N, 144A, 8.0%, 9/25/2033	164,222	164,530
Countrywide Home Equity Loan Trust, "NOTE", Series 2004-C, 3.174%*, 1/15/2034	1,990,822	1,992,138
First Franklin Mortgage Loan Trust NIM:
"N1", Series 2005-FF1N, 144A, 3.9%, 12/25/2034	1,342,872	1,342,872
"N1", Series 2004-FFH4, 144A, 4.212%, 1/21/2035	955,473	956,046
Green Tree Home Improvement Loan Trust, "HIBN1", Series 1998-E, 7.79%, 2/15/2015	212,035	214,316
Merrill Lynch Mortgage Investors, Inc., "N1", Series 2005-NC1N, 144A, 5.0%, 10/25/2035	1,369,575	1,370,431
Park Place Securities NIM Trust, "A", Series 2004-MHQ1, 144A, 2.487%, 12/25/2034	146,738	146,784
Renaissance NIM Trust:
"A", Series 2004-A, 144A, 4.45%, 6/25/2034	398,694	398,383
"NOTE", Series 2004-C, 144A, 4.458%, 12/25/2034	834,086	834,086
Residential Asset Mortgage Products, Inc.:
"A2", Series 2003-RZ5, 3.18%, 3/25/2027	1,678,773	1,674,165
"A3", Series 2003-RZ5, 3.8%, 7/25/2030	1,260,000	1,256,224
Saxon Net Interest Margin Trust, "A", Series 2003-A, 144A, 6.656%, 8/26/2033	146,566	146,566
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029	986,514	984,544
		13,388,899
Manufactured Housing Receivables 0.0%
Greenpoint Manufactured Housing, "A3", Series 1999-5, 7.33%, 8/15/2020	52,332	52,271
Oakwood Mortgage Investors, Inc., "A2", Series 1999-A, 5.89%, 4/15/2029	7,533	7,338
		59,609
Total Asset Backed (Cost $27,320,766)		27,084,294

US Government Agency Sponsored Pass-Throughs 2.2%
Federal Home Loan Mortgage Corp.:
5.5% with various maturities from 1/1/2008 until 3/1/2010	475,067	483,441
6.0% with various maturities from 10/1/2008 until 11/1/2009	153,005	156,084
7.0%, 3/1/2013	305,797	321,762
Federal National Mortgage Association:
4.5%, 6/1/2033	620,000	598,494
6.0% with various maturities from 6/1/2009 until 1/1/2024	1,813,571	1,861,738
7.5%, 2/1/2033	41,321	43,451
8.0%, 4/1/2007	60,203	61,539
8.5%, 10/1/2010	69,045	70,604
Total US Government Agency Sponsored Pass-Throughs (Cost $3,629,167)		3,597,113

Commercial and Non-Agency Mortgage-Backed Securities 14.1%
Banc of America Commercial Mortgage, Inc., "A1A", Series 2000-1, 7.109%, 11/15/2031	2,524,287	2,653,051
Bank of America Mortgage Securities, "2A6", Series 2004-G, 4.657%*, 8/25/2034	1,900,000	1,919,374
Cendant Mortgage Corp., "A6", Series 2003-1, 5.5%, 2/25/2033	499,323	500,909
Citigroup Mortgage Loan Trust, Inc., "1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	1,285,469	1,336,887
Countrywide Alternative Loan Trust:
"3A1", Series 2004-J2, 3.5%, 4/25/2034	1,252,512	1,250,492
"A3", Series 2002-14, 5.0%, 11/25/2032	389,676	389,421
"1A1", Series 2004-J1, 6.0%, 2/25/2034	301,954	306,105
Countrywide Home Loans:
"1A7", Series 2003-1, 4.5%, 3/25/2033	69,536	69,509
"2A17", Series 2004-13, 5.75%, 8/25/2034	2,224,631	2,263,418
DLJ Commercial Mortgage Corp.:
"A1A", Series 1998-CF1, 6.14%, 2/18/2031	322,436	322,078
"A1A", Series 1999-CG2, 6.88%, 7/10/2008	642,564	664,454
DLJ Mortgage Acceptance Corp., "A1B", Series 1997-CF2, 144A, 6.82%, 10/15/2030	688,459	720,821
GMAC Commercial Mortgage Securities, Inc., "C", Series 1998-C1, 6.806%, 4/15/2008	375,000	399,216
GS Mortgage Securities Corp. II, "A1", Series 1998-C1, 6.06%, 10/18/2030	405,899	409,063
JP Morgan Commercial Mortgage Finance Corp.:
"A3", Series 1997-C5, 7.088%, 9/15/2029	148,603	155,568
"C", Series 1997-C5, 7.238%, 9/15/2029	1,625,000	1,766,066
Mortgage Capital Funding, Inc., "A3", Series 1997-MC1, 7.288%, 7/20/2027	1,188,919	1,217,822
Prudential Home Mortgage Securities, "A18", Series 1992-27, 7.5%, 10/25/2007	10,400	10,376
Residential Accredit Loans, Inc., "NB", Series 1998-QS13, 6.5%, 9/25/2013	309,697	309,103
Residential Asset Securitization Trust, "A1", Series 2003-A11, 4.25%, 11/25/2033	842,006	841,434
Structured Asset Securities Corp., "2A1", Series 2002-6, 6.25%, 4/25/2017	125,981	125,838
Washington Mutual:
"A6", Series 2004-AR4, 3.807%, 6/25/2034	1,890,000	1,846,722
"A6", Series 2003-AR10, 4.076%, 10/25/2033	1,320,000	1,308,308
"2A1", Series 2002-S8, 4.5%, 1/25/2018	1,199,849	1,200,692
"4A1", Series 2002-S7, 4.5%, 11/25/2032	75,039	74,959
Wells Fargo Mortgage Backed Securities Trust, "1A22", Series 2003-3, 5.0%, 4/25/2033	997,083	995,436
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $23,276,179)		23,057,122

Collateralized Mortgage Obligations 15.8%
Fannie Mae Whole Loan:
"3A2B", Series 2003-W10, 3.056%, 7/25/2037	459,512	456,081
"A2", Series 2004-W3, 3.75%, 5/25/2034	1,250,000	1,242,107
"2A3", Series 2003-W15, 4.71%, 8/25/2043	1,331,390	1,332,700
"1A3", Series 2003-W19, 4.783%, 11/25/2033	1,026,805	1,026,477
"5A", Series 2004-W2, 7.5%, 3/25/2044	1,477,391	1,572,922
Federal Home Loan Mortgage Corp.:
"AU", Series 2759, 3.5%, 5/15/2019	1,240,000	1,230,593
"MH", Series 2660, 3.5%, 5/15/2018	718,677	715,843
"PV", Series 2726, 3.5%, 4/15/2026	1,940,000	1,925,128
"MB", Series 2691, 4.0%, 4/15/2022	921,000	913,351
"XG", Series 2737, 4.0%, 11/15/2022	380,000	376,143
"PB" , Series 2727, 4.25%, 4/15/2023	1,660,000	1,654,266
"PN", Series 2544, 4.5%, 3/15/2026	1,225,000	1,221,930
"HG", Series 2543, 4.75%, 9/15/2028	319,359	320,204
"K", Series 1364, 5.0%, 9/15/2007	556,576	558,090
"A", Series 2393, 5.5%, 4/15/2030	92,852	92,991
"AC", Series 2513, 5.5%, 3/15/2030	39,175	39,142
"UH", Series 2497, 5.5%, 5/15/2015	232,954	233,494
"N", Series 2141, 5.55%, 11/15/2027	1,266,130	1,280,961
"A", Series 2470, 6.0%, 11/15/2029	25,426	25,397
"PE", Series 2123, 6.0%, 12/15/2027	325,274	330,935
"QE", Series 2113, 6.0%, 11/15/2027	573,257	582,887
"I", Series 128, 6.5%, 2/15/2021	6,518	6,507
"VB", Series 2369, 6.5%, 11/15/2016	177,336	177,373
"C", Series 1997-M5, 6.74%, 8/25/2007	865,000	908,295
"LA", Series 1343, 8.0%, 8/15/2022	473,904	493,559
Federal National Mortgage Association:
"A2", Series 2003-63, 2.34%, 7/25/2044	89,932	89,631
"GU", Series 2003-63, 4.0%, 7/25/2033	816,283	807,781
"PH", Series 1993-199, 4.0%, 10/25/2023	123,329	121,767
"QG", Series 2003-17, 4.0%, 5/25/2019	845,000	844,862
"AY", Series 2004-45, 4.5%, 12/25/2018	1,041,783	1,042,642
"PC", Series 2003-33, 4.5%, 3/25/2027	1,780,000	1,777,880
"UK", Series 2003-9, 4.5%, 11/25/2016	70,060	69,937
"LA", Series 2002-50, 5.0%, 12/25/2029	539,052	540,166
"PC", Series 1997-81, 5.0%, 4/18/2027	50,226	50,285
"A", Series 2001-M1, 5.844%, 8/25/2010	380,117	392,131
"A", Series 2002-35, 6.0%, 12/25/2030	143,631	143,969
"PD", Series 2002-12, 6.0%, 10/25/2014	40,707	40,636
"A2", Series 1998-M6, 6.32%, 8/15/2008	1,073,650	1,128,502
"TP", Series 2002-65, 7.0%, 3/25/2031	67,029	68,322
Total Collateralized Mortgage Obligations (Cost $26,409,424)		25,835,887

Municipal Investments 7.4%
Bexar County, TX, Housing Finance Corp., Multi-Family Housing Revenue, Doral Club & Sutton House Apartment Series B, 6.0%, 10/1/2005 (c)	245,000	246,458
California, Statewide Community Development Authority Revenue, Taxable-Butte County Workers Notes, 3.59%, 5/1/2008 (c)	1,508,000	1,487,506
Harris County, TX, Housing Finance Corp., Single Family Mortgage Revenue, Series A, 7.75%, 9/1/2014	60,000	60,047
Hazelwood, MO, Industrial Development Authority, Multi-Family Housing Revenue, Lakes Apartments, Series B, 7.3%, 3/20/2006	110,000	111,880
Hudson County, NJ, General Obligation, 2.5%, 3/15/2006 (c)	380,000	375,797
Los Angeles County, CA, Pension Obligation, Series D, 6.92%, 6/30/2007 (c)	500,000	530,570
Mount Laurel Township, NJ, Municipal Utilities Authority System Revenue, Series B:
2.35%, 7/1/2006 (c)	840,000	826,375
2.85%, 7/1/2007 (c)	865,000	843,626
New York, State Dormitory Authority Lease Revenue, Series C, 2.24%, 7/1/2018 (c)	2,143,000	2,139,743
Oklahoma City, OK, Apartment Trust, FAA Registry Building, 8.7%, 10/1/2005	540,000	551,896
Philadelphia, PA, Authority For Industrial Development Pension Funding, Retirement System, Series A, 5.64%, 4/15/2006 (c)	1,237,000	1,257,918
Sedgwick & Shawnee County, KS, Single Family Revenue, Series B, 8.375%, 6/1/2018	25,000	25,021
Toms River, NJ, School District, Refunding Taxable Regional Schools:
3.286%, 7/15/2007 (c)	620,000	610,037
3.584%, 7/15/2008 (c)	630,000	617,891
Unicoi County, TN, Health Education & Housing Facilities Board, First Mortgage Revenue, Erwin Health, Series B, 6.7%, 9/20/2005	10,000	10,113
Washington, Economic Development Finance Authority, Economic Development Revenue, CSC Tacoma LLC Project, Series A, 2.0%, 10/1/2006 (c)	2,405,000	2,342,181
Willoughby, OH, Multi-Family Housing Mortgage Revenue, Oak Hill, Series B, 5.5%, 9/20/2007	95,000	96,395
Total Municipal Investments (Cost $12,289,938)		12,133,454

Government National Mortgage Association 1.3%
Government National Mortgage Association, 6.5%, 8/20/2034 (Cost $2,056,159)	1,954,176	2,039,938

US Government Backed 9.9%
US Treasury Note:
2.75%, 6/30/2006	6,933,000	6,877,481
3.0%, 2/15/2009	2,298,000	2,232,112
3.625%, 7/15/2009	6,756,000	6,698,729
4.625%, 5/15/2006	340,000	344,170
Total US Government Backed (Cost $16,098,685)		16,152,492
Scudder Short Duration Fund	Shares	Value ($)

Cash Equivalents 1.5%
Scudder Cash Management QP Trust, 2.81% (b) (Cost $2,372,776)	2,372,776	2,372,776
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $164,357,623) (a)	99.5	162,511,275
Other Assets and Liabilities, Net	0.5	765,746
Net Assets	100.0	163,277,021

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2005.

(a) The cost for federal income tax purposes was $164,363,558. At April 30, 2005, net unrealized depreciation for all securities based on tax cost was $1,852,283. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $178,268 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,030,551.

(b) Scudder Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Bond is insured by one of these companies:

		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	0.9
FGIC	Financial Guaranty Insurance Company	1.3
FSA	Federal Security Assurance	0.7
MBIA	Municipal Bond Investors Assurance	4.0

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

The accompanying notes are an integral part of the financial statements.

Scudder High Income Plus Fund	Principal Amount ($)(b)	Value ($)

Corporate Bonds 74.3%
Consumer Discretionary 19.5%
155 East Tropicana LLC/Finance, 144A, 8.75%, 4/1/2012	205,000	195,775
Adesa, Inc., 7.625%, 6/15/2012	131,000	127,725
AMC Entertainment, Inc., 8.0%, 3/1/2014	463,000	419,015
Ames True Temper, Inc., 144A, 7.141%**, 1/15/2012	209,000	196,460
AutoNation, Inc., 9.0%, 8/1/2008	210,000	228,375
Aztar Corp., 7.875%, 6/15/2014	404,000	423,190
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011	162,000	157,545
Cablevision Systems New York Group, 144A, 7.88%**, 4/1/2009	399,000	406,980
Caesars Entertainment, Inc.:
8.875%, 9/15/2008	190,000	209,237
9.375%, 2/15/2007	105,000	112,219
Charter Communications Holdings LLC, Step-up Coupon, 0% to 5/15/2006, 11.75% to 5/15/2011	773,000	492,787
9.625%, 11/15/2009 (e)	764,000	557,720
10.25%, 9/15/2010	1,241,000	1,239,449
Cooper-Standard Automotive, Inc., 144A, 8.375%, 12/15/2014	442,000	322,660
CSC Holdings, Inc., 7.875%, 12/15/2007	610,000	623,725
Dex Media East LLC/Financial, 12.125%, 11/15/2012	1,612,000	1,896,115
DIMON, Inc.:
7.75%, 6/1/2013	95,000	107,112
Series B, 9.625%, 10/15/2011	981,000	1,102,644
Dura Operating Corp.:
Series B, 8.625%, 4/15/2012 (e)	154,000	130,900
Series B, 9.0%, 5/1/2009 EUR	131,000	115,476
EchoStar DBS Corp., 144A, 6.625%, 10/1/2014	108,000	104,760
Eye Care Centers of America, Inc., 144A, 10.75%, 2/15/2015	155,000	144,150
Friendly Ice Cream Corp., 8.375%, 6/15/2012 (e)	217,000	201,810
General Motors Corp., 8.25%, 7/15/2023	71,000	54,322
Icon Health & Fitness, Inc., 11.25%, 4/1/2012 (e)	200,000	142,000
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008	269,000	218,226
ITT Corp., 7.375%, 11/15/2015	515,000	552,338
Jacobs Entertainment, Inc.:
11.875%, 2/1/2009	715,000	773,093
144A, 11.875%, 2/1/2009	375,000	405,469
Kellwood Co., 7.625%, 10/15/2017	63,000	66,884
Levi Strauss & Co., 144A, 7.73%**, 4/1/2012	275,000	253,000
Mediacom LLC, 9.5%, 1/15/2013	552,000	528,540
MGM MIRAGE:
8.375%, 2/1/2011	755,000	802,187
9.75% , 6/1/2007	255,000	274,763
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	170,000	185,300
NCL Corp., 144A, 10.625%, 7/15/2014	334,000	342,350
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012	470,000	321,950
Paxson Communications Corp.:
Step-up Coupon, 0% to 1/15/2006, 12.25% to 1/15/2009	154,000	143,220
10.75%, 7/15/2008	153,000	151,088
Petro Stopping Centers, 9.0%, 2/15/2012	696,000	692,520
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013	334,000	335,670
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012	395,000	400,925
PRIMEDIA, Inc.:
8.164%**, 5/15/2010	623,000	654,150
8.875%, 5/15/2011	666,000	689,310
Renaissance Media Group LLC, 10.0%, 4/15/2008	347,000	350,904
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009	429,000	487,988
Restaurant Co., 11.25%, 5/15/2008	383,926	376,247
Sbarro, Inc., 11.0%, 9/15/2009 (e)	204,000	195,840
Schuler Homes, Inc., 10.5%, 7/15/2011	517,000	568,288
Simmons Bedding Co., 144A, Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014	756,000	415,800
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012	677,000	671,922
8.75%, 12/15/2011	840,000	858,900
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	296,000	293,040
Toys "R" Us, Inc., 7.375%, 10/15/2018	638,000	504,020
Trump Holdings & Funding, 12.625%, 3/15/2010*	255,000	275,400
TRW Automotive, Inc.:
11.0%, 2/15/2013 (e)	572,000	614,900
11.75%, 2/15/2013 EUR	134,000	196,579
United Auto Group, Inc., 9.625%, 3/15/2012	550,000	572,000
Visteon Corp.:
7.0%, 3/10/2014 (e)	771,000	537,772
8.25%, 8/1/2010	43,000	33,003
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	247,000	263,055
Williams Scotsman, Inc., 9.875%, 6/1/2007	790,000	776,175
Wynn Las Vegas LLC, 144A, 6.625%, 12/1/2014	687,000	642,345
XM Satellite Radio, Inc., Step-up Coupon, 0% to 12/31/2005, 14.0% to 12/31/2009	502,912	510,456
Young Broadcasting, Inc., 8.75%, 1/15/2014	473,000	439,890
		27,087,658
Consumer Staples 2.5%
Agrilink Foods, Inc., 11.875%, 11/1/2008	143,000	148,363
Del Laboratories, Inc., 144A, 8.0%, 2/1/2012	215,000	203,175
Duane Reade, Inc., 9.75%, 8/1/2011	240,000	206,400
GNC Corp.:
8.5%, 12/1/2010	170,000	130,050
144A, 8.625%, 1/15/2011	28,000	24,920
National Beef Packing Co., 10.5%, 8/1/2011	242,000	231,715
North Atlantic Trading Co., 9.25%, 3/1/2012 (e)	890,000	640,800
Pinnacle Foods Holding Corp., 8.25%, 12/1/2013	410,000	340,300
Rite Aid Corp., 11.25%, 7/1/2008	541,000	570,755
Standard Commercial Corp., 8.0%, 4/15/2012	157,000	179,961
Swift & Co.:
10.125%, 10/1/2009	55,000	58,850
12.5%, 1/1/2010	450,000	496,125
Viskase Companies, Inc., 11.5%, 6/15/2011	200,000	210,000
		3,441,414
Energy 4.6%
Belden & Blake Corp., 8.75%, 7/15/2012	434,000	392,770
Chesapeake Energy Corp.:
144A, 6.625%, 1/15/2016	80,000	78,800
6.875%, 1/15/2016	209,000	207,955
9.0%, 8/15/2012	235,000	257,325
CITGO Petroleum Corp., 6.0%, 10/15/2011	551,000	535,848
Dynegy Holdings, Inc.:
6.875%, 4/1/2011	70,000	57,925
7.125%, 5/15/2018	428,000	312,440
7.625%, 10/15/2026	179,000	128,880
144A, 9.875%, 7/15/2010	519,000	524,190
El Paso Production Holding Corp., 7.75%, 6/1/2013	556,000	560,170
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007	554,000	545,690
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027	160,000	112,000
Southern Natural Gas, 8.875%, 3/15/2010	448,000	486,931
Stone Energy Corp.:
6.75%, 12/15/2014	290,000	275,500
8.25%, 12/15/2011	664,000	680,600
Whiting Petroleum Corp., 7.25%, 5/1/2013	45,000	44,550
Williams Companies, Inc.:
8.125%, 3/15/2012	825,000	903,375
8.75%, 3/15/2032	262,000	301,300
		6,406,249
Financials 5.9%
AAC Group Holding Corp., 144A, Step-up Coupon, 0% to 10/1/2008, 10.25% to 10/1/2012	95,000	66,500
Affinia Group, Inc., 144A, 9.0%, 11/30/2014	639,000	568,710
Alamosa Delaware, Inc., Step-up Coupon, 0% to 7/31/2005, 12.0% to 7/31/2009	171,000	186,390
AmeriCredit Corp., 9.25%, 5/1/2009	1,020,000	1,086,300
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028	153,000	96,500
BF Saul Real Estate Investment Trust (REIT), 7.5%, 3/1/2014	197,000	203,895
E*TRADE Financial Corp., 8.0%, 6/15/2011	487,000	499,175
FINOVA Group, Inc., 7.5%, 11/15/2009	2,048,760	896,332
General Motors Acceptance Corp.:
5.625%, 5/15/2009	90,000	81,467
6.125%, 8/28/2007	55,000	53,592
6.75%, 12/1/2014	235,000	196,869
H&E Equipment/Finance, 11.125%, 6/15/2012	385,000	423,500
Poster Financial Group, Inc., 8.75%, 12/1/2011	445,000	449,450
PXRE Capital Trust I, 8.85%, 2/1/2027	397,000	410,895
Qwest Capital Funding, Inc., 6.5%, 11/15/2018	160,000	119,200
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	347,000	396,447
Radnor Holdings Corp., 11.0%, 3/15/2010 (e)	574,000	381,710
RC Royalty Subordinated LLC, 7.0%, 1/1/2018	209,000	192,280
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027	495,000	389,813
Triad Acquisition, 144A, 11.125%, 5/1/2013	305,000	303,018
UGS Corp., 144A, 10.0%, 6/1/2012	437,000	467,590
Universal City Development, 11.75%, 4/1/2010	680,000	770,100
		8,239,733
Health Care 2.8%
Cinacalcet Royalty Subordinated LLC, 8.0%, 3/30/2017	340,000	350,200
Curative Health Services, Inc., 10.75%, 5/1/2011	257,000	195,320
Encore Medical Corp., 9.75%, 10/1/2012	282,000	262,260
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009 (e)	245,000	232,750
HEALTHSOUTH Corp., 10.75%, 10/1/2008 (e)	574,000	588,350
IDI Acquisition Corp., 144A, 10.75%, 12/15/2011	282,000	282,000
InSight Health Services Corp., Series B, 9.875%, 11/1/2011	382,000	362,900
Tenet Healthcare Corp.:
6.375%, 12/1/2011 (e)	596,000	554,280
144A, 9.25%, 2/1/2015	1,057,000	1,057,000
		3,885,060
Industrials 11.5%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007	432,000	462,240
Allied Security Escrow Corp., 11.375%, 7/15/2011	400,000	408,000
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011	931,000	816,952
Series B, 9.25%, 9/1/2012	395,000	416,725
Avondale Mills, Inc., 144A, 10.093%**, 7/1/2012	420,000	405,300
Bear Creek Corp., 144A, 7.873%**, 3/1/2012	280,000	275,800
Beazer Homes USA, Inc.:
8.375%, 4/15/2012	135,000	143,100
8.625%, 5/15/2011	105,000	111,300
Browning-Ferris Industries:
7.4%, 9/15/2035	487,000	406,645
9.25%, 5/1/2021	178,000	179,780
Cenveo Corp., 7.875%, 12/1/2013	422,000	395,625
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	792,000	831,600
Columbus McKinnon Corp., 10.0%, 8/1/2010	318,000	341,850
Congoleum Corp., 8.625%, 8/1/2008*	243,000	239,355
Cornell Companies, Inc., 10.75%, 7/1/2012	419,000	435,760
Dana Corp., 7.0%, 3/1/2029	441,000	357,173
Erico International Corp., 8.875%, 3/1/2012	252,000	254,520
Evergreen International Aviation, Inc., 12.0%, 5/15/2010	122,000	87,840
Goodman Global Holding Co., Inc., 144A, 7.875%, 12/15/2012	670,000	589,600
HydroChem Industrial Services, Inc., 144A, 9.25%, 2/15/2013	78,000	78,000
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011	712,000	770,740
Joy Global, Inc., Series B, 8.75%, 3/15/2012	144,000	158,760
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	125,000	133,125
Kansas City Southern:
7.5%, 6/15/2009	149,000	150,490
9.5%, 10/1/2008	1,014,000	1,092,585
Kinetek, Inc., Series D, 10.75%, 11/15/2006	742,000	686,350
Laidlaw International, Inc., 10.75%, 6/15/2011	483,000	550,620
Metaldyne Corp.:
144A, 10.0%, 11/1/2013 (e)	420,000	357,000
11.0%, 6/15/2012	83,000	63,080
Millennium America, Inc., 9.25%, 6/15/2008	716,000	762,540
NTK Holdings, Inc., 144A, Step-up Coupon, 0% to 9/1/2009, 10.75% to 3/1/2014	416,000	208,000
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	305,000	344,650
Remington Arms Co., Inc., 10.5%, 2/1/2011	226,000	214,700
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011	306,000	284,580
Ship Finance International Ltd., 8.5%, 12/15/2013	532,000	505,400
Technical Olympic USA, Inc.:
7.5%, 3/15/2011	176,000	163,680
10.375%, 7/1/2012	646,000	678,300
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	254,000	287,020
United Rentals North America, Inc., 7.0%, 2/15/2014 (e)	900,000	810,000
Westlake Chemical Corp., 8.75%, 7/15/2011	337,000	366,488
Xerox Capital Trust I, 8.0%, 2/1/2027	60,000	60,600
		15,885,873
Information Technology 2.1%
Activant Solutions, Inc.:
144A, 9.09%**, 4/1/2010	145,000	147,537
10.5%, 6/15/2011	389,000	408,450
Eschelon Operating Co.:
8.375%, 3/15/2010	210,000	182,175
Lucent Technologies, Inc.:
6.45%, 3/15/2029	820,000	691,875
7.25%, 7/15/2006	138,000	140,415
Sanmina-SCI Corp.:
144A, 6.75%, 3/1/2013	1,148,000	1,027,460
10.375%, 1/15/2010	240,000	262,800
Viasystems, Inc., 10.5%, 1/15/2011	35,000	33,600
		2,894,312
Materials 11.5%
Aqua Chemical, Inc., 11.25%, 7/1/2008	265,000	225,250
ARCO Chemical Co., 9.8%, 2/1/2020	1,663,000	1,837,615
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	1,038,000	700,650
Caraustar Industries, Inc., 9.875%, 4/1/2011	751,000	735,980
Constar International, Inc., 144A, 6.149%**, 2/15/2012	259,000	256,410
Dayton Superior Corp.:
10.75%, 9/15/2008	343,000	336,140
13.0%, 6/15/2009	783,000	665,550
Edgen Acquisition Corp., 144A, 9.875%, 2/1/2011	223,000	217,425
GEO Specialty Chemicals, Inc., 11.06%, 12/31/2009	250,000	260,372
Georgia-Pacific Corp.:
8.0%, 1/15/2024	637,000	678,405
9.375%, 2/1/2013	382,000	425,452
Hercules, Inc., 6.75%, 10/15/2029	390,000	379,275
Huntsman Advanced Materials LLC, 144A, 11.0%, 7/15/2010	467,000	532,380
Huntsman International LLC, 10.125%, 7/1/2009 EUR	266,000	354,283
Huntsman LLC, 11.625%, 10/15/2010	596,000	688,380
IMC Global, Inc.:
7.375%, 8/1/2018	145,000	149,350
10.875%, 8/1/2013	322,000	379,960
Intermet Corp., 9.75%, 6/15/2009*	160,000	80,000
MMI Products, Inc., Series B, 11.25%, 4/15/2007	425,000	422,875
Neenah Corp.:
144A, 11.0%, 9/30/2010	809,000	881,810
144A, 13.0%, 9/30/2013	277,822	280,600
Newpage Corp., 144A, 9.46%**, 5/1/2012	405,000	396,900
Omnova Solutions, Inc., 11.25%, 6/1/2010	747,000	769,410
Oregon Steel Mills, Inc., 10.0%, 7/15/2009	85,000	91,163
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010*	711,798	384,371
Pliant Corp., Step-up Coupon, 0% to 12/15/2006, 11.125% to 6/15/2009	70,000	61,950
11.125%, 9/1/2009	418,000	380,380
Portola Packaging, Inc., 8.25%, 2/1/2012	517,000	343,805
Rockwood Specialties Group, Inc., 144A, 7.625%, 11/15/2014 EUR	345,000	441,744
Sheffield Steel Corp., 11.375%, 8/15/2011	202,000	199,980
Texas Industries, Inc., 10.25%, 6/15/2011	380,000	426,550
TriMas Corp., 9.875%, 6/15/2012	998,000	983,030
UAP Holding Corp., Step-up Coupon, 0.0% to 1/15/2008, 10.75% to 7/15/2012	374,000	286,110
United States Steel LLC:
9.75%, 5/15/2010	474,000	521,400
10.75%, 8/1/2008	51,000	57,375
		15,832,330
Telecommunication Services 7.4%
AirGate PCS, Inc., 144A, 6.891%**, 10/15/2011	186,000	190,185
American Cellular Corp., Series B, 10.0%, 8/1/2011	635,000	593,725
AT&T Corp.:
9.05%, 11/15/2011	446,000	508,998
9.75%, 11/15/2031	561,000	698,445
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	144,000	139,320
8.375%, 1/15/2014 (e)	1,318,000	1,255,395
144A, 8.375%, 1/15/2014	125,000	119,062
Crown Castle International Corp., 9.375%, 8/1/2011	315,000	344,925
Dobson Communications Corp., 8.875%, 10/1/2013	395,000	321,925
Insight Midwest LP, 9.75%, 10/1/2009	189,000	197,505
LCI International, Inc., 7.25%, 6/15/2007	550,000	500,500
Level 3 Financing, Inc., 144A, 10.75%, 10/15/2011	75,000	61,875
MCI, Inc., 8.735%, 5/1/2014	586,000	634,345
Nextel Communications, Inc.:
5.95%, 3/15/2014	454,000	459,675
7.375%, 8/1/2015	1,175,000	1,251,375
Nextel Partners, Inc., 8.125%, 7/1/2011	304,000	326,800
Northern Telecom Capital, 7.875%, 6/15/2026	89,000	88,555
Qwest Corp., 7.25%, 9/15/2025	556,000	503,180
Qwest Services Corp.:
144A, 14.0%, 12/15/2010	963,000	1,083,375
144A, 14.5%, 12/15/2014	177,000	205,320
Rural Cellular Corp., 9.875%, 2/1/2010	70,000	70,175
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to 12/15/2011	107,000	93,090
Triton PCS, Inc., 8.5%, 6/1/2013	122,000	105,530
Ubiquitel Operating Co., 9.875%, 3/1/2011	136,000	147,220
US Unwired, Inc., Series B, 10.0%, 6/15/2012	274,000	300,715
Western Wireless Corp., 9.25%, 7/15/2013	56,000	63,980
		10,265,195
Utilities 6.6%
AES Corp., 144A, 8.75%, 5/15/2013	773,000	836,773
Allegheny Energy Supply Co. LLC:
144A, 8.25%, 4/15/2012 (e)	1,114,000	1,186,410
144A, 10.25%, 11/15/2007	64,000	70,400
Aquila, Inc., 14.875%, 7/1/2012	118,000	155,760
Calpine Corp.:
8.25%, 8/15/2005 (e)	247,000	219,830
144A, 8.5%, 7/15/2010	644,000	447,580
CMS Energy Corp.:
7.5%, 1/15/2009	246,000	252,150
8.5%, 4/15/2011	495,000	529,650
9.875%, 10/15/2007	575,000	620,281
DPL, Inc., 6.875%, 9/1/2011	493,000	525,045
Mission Energy Holding Co., 13.5%, 7/15/2008	1,230,000	1,442,175
NorthWestern Corp., 144A, 5.875%, 11/1/2014	204,000	207,290
NRG Energy, Inc., 144A, 8.0%, 12/15/2013	1,146,000	1,157,460
PSE&G Energy Holdings LLC:
8.5%, 6/15/2011	531,000	568,170
10.0%, 10/1/2009	800,000	888,000
		9,106,974
Total Corporate Bonds (Cost $106,625,686)		103,044,798

Foreign Bonds — US$ Denominated 17.0%
Consumer Discretionary 2.8%
Advertising Directory Solutions, Inc., 144A, 9.25%, 11/15/2012	343,000	358,435
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	690,000	776,250
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014	505,000	532,775
Shaw Communications, Inc.:
7.25%, 4/6/2011	87,000	92,220
8.25%, 4/11/2010	891,000	975,645
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	753,000	564,750
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011	200,000	195,000
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013	455,000	395,850
		3,890,925
Consumer Staples 0.4%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011	433,000	478,465
Grupo Cosan SA, 144A, 9.0%, 11/1/2009	100,000	100,625
		579,090
Energy 2.5%
Luscar Coal Ltd., 9.75%, 10/15/2011	521,000	570,495
OAO Gazprom, 144A, 9.625%, 3/1/2013	750,000	879,375
Petroleum Geo-Services ASA, 10.0%, 11/5/2010	1,531,663	1,707,804
Secunda International Ltd., 11.141%**, 9/1/2012	324,000	317,520
		3,475,194
Financials 0.7%
Conproca SA de CV, 12.0%, 6/16/2010	248,000	305,040
Eircom Funding, 8.25%, 8/15/2013	348,000	375,840
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	361,000	296,020
		976,900
Health Care 0.4%
Biovail Corp., 7.875%, 4/1/2010	465,000	462,675
Industrials 2.3%
CP Ships Ltd., 10.375%, 7/15/2012	443,000	497,268
Grupo Transportacion Ferroviaria Mexicana SA de CV:
144A, 9.375%, 5/1/2012	470,000	472,350
10.25%, 6/15/2007	971,000	1,029,260
12.5%, 6/15/2012	367,000	422,050
LeGrand SA, 8.5%, 2/15/2025	336,000	401,520
Stena AB:
7.0%, 12/1/2016	108,000	97,200
9.625%, 12/1/2012	198,000	214,335
Supercanal Holding SA, 11.5%, 5/15/2005*	464,000	60,320
		3,194,303
Materials 3.6%
Alrosa Finance SA, 144A, 8.875%, 11/17/2014	355,000	372,750
Cascades, Inc.:
7.25%, 2/15/2013	458,000	451,130
144A, 7.25%, 2/15/2013	37,000	36,445
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014	100,000	103,000
Crown Euro Holdings SA, 10.875%, 3/1/2013	301,000	343,893
ISPAT Inland ULC, 9.75%, 4/1/2014	539,000	615,807
Novelis, Inc., 144A, 7.25%, 2/15/2015	432,000	417,960
Rhodia SA, 8.875%, 6/1/2011 (e)	1,000,000	935,000
Sino-Forest Corp., 144A, 9.125%, 8/17/2011	10,000	10,500
Tembec Industries, Inc.:
8.5%, 2/1/2011	1,668,000	1,276,020
8.625%, 6/30/2009	505,000	406,525
		4,969,030
Sovereign Bonds 0.8%
Dominican Republic, 144A, 9.04%, 1/23/2013	299,000	275,827
Federative Republic of Brazil, 8.875%, 10/14/2019	330,000	325,050
Republic of Argentina, 8.28%, 12/31/2033	524,096	469,755
Republic of Turkey, 7.25%, 3/15/2015	10,000	9,700
Republic of Venezuela, 10.75%, 9/19/2013	55,000	61,463
		1,141,795
Telecommunication Services 3.5%
Alestra SA de RL de CV, 8.0%, 6/30/2010	153,000	132,345
Axtel SA:
11.0%, 12/15/2013	301,000	311,535
144A, 11.0%, 12/15/2013	102,000	105,570
Embratel, Series B, 11.0%, 12/15/2008	227,000	252,537
Global Crossing UK Finance, 144A, 10.75%, 12/15/2014 (e)	399,000	363,090
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *	62,000	44,020
INTELSAT, 6.5%, 11/1/2013	85,000	67,363
Intelsat Bermuda Ltd., 144A, 7.805%**, 1/15/2012	228,000	228,570
Millicom International Cellular SA, 10.0%, 12/1/2013	752,000	731,320
Mobifon Holdings BV, 12.5%, 7/31/2010	696,000	845,640
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010	247,000	253,175
Nortel Networks Corp., 6.875%, 9/1/2023	209,000	191,235
Nortel Networks Ltd., 6.125%, 2/15/2006	1,341,000	1,344,352
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014	15,000	14,363
		4,885,115
Total Foreign Bonds — US$ Denominated (Cost $24,373,722)		23,575,027

Foreign Bonds — Non US$ Denominated 1.7%
Consumer Discretionary 0.4%
IESY Repository GMBH, 144A, 8.75%, 5/15/2015 EUR	175,000	200,427
Victoria Acquisition III BV, 144A, 7.875%, 10/1/2014 EUR	237,000	283,635
		484,062
Industrials 0.2%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014 EUR	237,000	300,409
Sovereign Bonds 1.1%
Mexican Bonds:
Series MI-10, 8.0%, 12/19/2013 MXN	5,068,500	393,122
Series MI-10, 9.5%, 12/18/2014 MXN	1,976,000	166,899
Republic of Argentina, 7.82%, 12/31/2033 EUR	955,420	1,024,416
		1,584,437
Total Foreign Bonds — Non US$ Denominated (Cost $2,246,459)		2,368,908

Convertible Bond 0.5%
Consumer Discretionary
DIMON, Inc., 6.25%, 3/31/2007	454,000	444,920
HIH Capital Ltd.:
144A, Series DOM, 7.5%, 9/25/2006	180,000	179,100
144A, Series EURO, 7.5%, 9/25/2006	40,000	39,800
Total Convertible Bond (Cost $638,723)		663,820
Loan Participation 1.3%
Anthony Crane Rental Corp.:
LIBOR plus 3.50%, 6.62%**, 7/22/2004	250,000	230,000
LIBOR plus 4.25%, 7.37%**, 7/22/2006	500,000	460,000
Citigroup Global (Severstal), 8.625%, 2/24/2009	199,000	206,781
Intermet Corp., PRIME plus 3.25%, 9.0%**, 3/31/2009	1,000,000	990,000
Total Loan Participation (Cost $1,835,904)		1,886,781
#	Shares	Value ($)

Common Stocks 0.1%
Materials
GEO Specialty Chemicals, Inc.*	6,519	84,747
GEO Specialty Chemicals, Inc., 144A*	593	8,895
Total Common Stocks (Cost $83,247)		93,642

Warrants 0.0%
Dayton Superior Corp., 144A*	598	6
McLeod USA, Inc.*	1	0
TravelCenters of America, Inc.*	1,956	244
Total Warrants (Cost $11,874)		250

Preferred Stocks 0.6%
Paxson Communications Corp., 14.25%, (PIK)	59	436,748
TNP Enterprises, Inc., 14.5%, "D" (PIK)	318	351,390
Total Preferred Stocks (Cost $843,095)		788,138
#	Units	Value ($)

Other Investments 0.4%
Hercules, Inc. (Bond Unit), 6.5%, 6/30/2029 (Cost $549,561)	669,000	528,510
#	Shares	Value ($)

Securities Lending Collateral 6.1%
Scudder Daily Assets Fund Institutional, 2.94% (d) (f) (Cost $8,430,920)	8,430,920	8,430,920
Cash Equivalents 3.0%
Scudder Cash Management QP Trust, 2.81% (c) (Cost $4,157,191)	4,157,191	4,157,191
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $149,796,382) (a)	105.0	145,537,985
Other Assets and Liabilities, Net	(5.0)	(6,876,516)
Net Assets	100.0	138,661,469

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. The following table represents bonds that are in default.

Security	Coupon (%)	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Congoleum Corp.	8.625	8/1/2008	243,000	USD	207,205	239,355
Grupo lusacell SA de CV	10.0	7/15/2004	62,000	USD	37,869	44,020
Intermet Corp.	9.75	6/15/2009	160,000	USD	66,738	80,000
Oxford Automotive, Inc.	12.0	10/15/2010	711,798	USD	376,267	384,371
Supercanal Holding SA	11.5	5/15/2005	464,000	USD	281,627	60,320
Trump Holdings & Funding	12.625	3/15/2010	255,000	USD	266,691	275,400
					$ 1,236,757	$ 1,083,466

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2005.

(a) The cost for federal income tax purposes was $150,460,291. At April 30, 2005, net unrealized depreciation for all securities based on tax cost was $4,922,306. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,343,057 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,265,363.

(b) Principal amount stated in US dollars unless otherwise noted.

(c) Scudder Cash Management QP Trust, is managed by Deutsche Investment Management Americas Inc. The rates shown are the annualized seven-day yield at period end.

(d) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven day yield at period end.

(e) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at April 30, 2005 amounted to $8,065,125, which is 5.8% of total net assets.

(f) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

LIBOR: London InterBank Offer Rate

PIK: Denotes that all or a portion of the income is paid in kind.

REIT: Real Estate Investment Trust

Currency Abbreviations
ARS	Argentine Peso	EUR	Euro	MXN	Mexican Peso	USD	US Dollar

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of April 30, 2005 (Unaudited)
Assets	Scudder Fixed Income Fund	Scudder Short Duration Fund	Scudder High Income Plus Fund
Investments: Investments in securities, at value(a)(b)	$ 1,092,432,675	$ 160,138,499	$ 132,949,874
Investment in Scudder Daily Assets Fund Institutional at value(c)	—	—	8,430,920
Investment in Scudder Cash Management QP Trust, at value(d)	45,463,218	2,372,776	4,157,191
Total investment in securities, at value(e)	1,137,895,893	162,511,275	145,537,985
Cash	1,896,389	10,000	—
Foreign currency, at value(f)	—	—	530,139
Receivable for investments sold	21,113,070	1,542,944	1,529,197
Interest receivable	8,238,379	1,217,007	3,150,176
Receivable for Fund shares sold	4,070,050	1,227,268	399,138
Net receivable on closed forward currency exchange contracts	—	—	6,106
Unrealized appreciation on forward foreign currency exchange contracts	—	—	93,865
Due from Advisor	—	59,543	—
Other assets	12,098	41,873	83,947
Total assets	1,173,225,879	166,609,910	151,330,553
Liabilities
Due to custodian bank	—	—	227,379
Payable for investments purchased	38,239,947	2,619,945	3,472,090
Deferred mortgage dollar roll income	7,053	—	—
Payable upon return of securities loaned	—	—	8,430,920
Payable for Fund shares redeemed	1,267,856	591,258	218,229
Distributions payable	661,657	62,275	144,480
Unrealized depreciation on forward foreign currency exchange contracts	—	—	11,263
Accrued management fee	344,776	—	32,830
Other accrued expenses and payables	552,383	59,411	131,893
Total liabilities	41,073,672	3,332,889	12,669,084
Net assets, at value	$ 1,132,152,207	$ 163,277,021	$ 138,661,469

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of April 30, 2005 (Unaudited) (continued)
Net Assets	Scudder Fixed Income Fund	Scudder Short Duration Fund	Scudder High Income Plus Fund
Net assets consist of: Undistributed net investment income (accumulated distributions in excess of net investment income)	(192,390)	141,571	485,251
Net unrealized appreciation (depreciation) on: Investments	18,506,127	(1,846,348)	(4,258,397)
Foreign currency related transactions	—	—	72,407
Accumulated net realized gain (loss)	1,695,271	(757,490)	(31,105,589)
Paid-in capital	1,112,143,199	165,739,288	173,467,797
Net assets, at value	$ 1,132,152,207	$ 163,277,021	$ 138,661,469

(a) Cost of $1,073,926,548, $161,984,847 and $137,208,271, respectively.

(b) Including $8,065,125 of securities loaned for Scudder High Income Plus Fund.

(c) Represents collateral on securities loaned. Cost of $8,430,920 for Scudder High Income Plus Fund.

(d) Cost of $45,463,218, $2,372,776 and $4,157,191, respectively.

(e) Cost of $1,119,389,766, $164,357,623 and $149,796,382, respectively.

(f) Cost of $549,509 for Scudder High Income Plus Fund.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of April 30, 2005 (Unaudited) (continued)
Net Asset Value	Scudder Fixed Income Fund	Scudder Short Duration Fund	Scudder High Income Plus Fund
Class A Net assets applicable to shares outstanding	$ 295,317,883	$ 80,214,664	—
Outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized	26,981,163	8,046,521	—
Net Asset Value and redemption price per share	$ 10.95[g]	$ 9.97[g]	—
Maximum offering price per share (100 ÷ 95.5 of $10.95 and 100 ÷ 97.25 of $9.97, respectively)	$ 11.47	$ 10.25	—
Class B Net assets applicable to shares outstanding	$ 42,230,527	$ 9,851,844	—
Outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized	3,860,874	987,786	—
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 10.94[g]	$ 9.97[g]	—
Class C Net assets applicable to shares outstanding	$ 52,138,417	$ 34,928,808	—
Outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized	4,764,781	3,506,968	—
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 10.94[g]	$ 9.96[g]	—
Investment Class Net assets applicable to shares outstanding	$ 112,098,464	—	$ 76,261,871
Outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized	10,260,925	—	10,108,392
Net Asset Value, offering and redemption price per share	$ 10.92[g]	—	$ 7.54[h]

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of April 30, 2005 (Unaudited) (continued)
	Scudder Fixed Income Fund	Scudder Short Duration Fund	Scudder High Income Plus Fund
Class R Net assets applicable to shares outstanding	$ 5,536,849	—	—
Outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized	503,754	—	—
Net Asset Value, offering and redemption price per share	$ 10.99[g]	—	—
Class S Net assets applicable to shares outstanding	$ 723,671	$ 257,334	—
Outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized	66,137	25,823	—
Net Asset Value, offering and redemption price per share	$ 10.94[g]	$ 9.97[g]	—
Institutional Class Net assets applicable to shares outstanding	$ 624,106,396	38,024,371	$ 35,503,436
Outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized	57,029,912	3,809,299	4,708,383
Net Asset Value, offering and redemption price per share	$ 10.94[g]	9.98[g]	$ 7.54[h]
Premier Class Net assets applicable to shares outstanding	—	—	$ 26,896,162
Outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized	—	—	3,571,117
Net Asset Value, offering and redemption price per share	—	—	$ 7.53[h]

(g) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

(h) Redemption price per share for shares held less than 60 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended April 30, 2005 (Unaudited)
Investment Income	Scudder Fixed Income Fund	Scudder Short Duration Fund	Scudder High Income Plus Fund
Income: Interest	$ 25,739,173	$ 3,023,065	$ 5,836,160
Mortgage dollar roll income	142,868	—	—
Interest — Scudder Cash Management QP Trust	399,724	37,847	54,112
Securities lending income, including income from Scudder Daily Assets Fund Institutional, net of borrower rebates	—	7,139	51,515
Dividends	—	—	57,678
Total Income	26,281,765	3,068,051	5,999,465
Expenses: Management fee	2,157,745	343,201	351,393
Administrative service fee	647,552	103,014	81,038
Custodian fees	23,691	5,678	24,847
Distribution and shareholder servicing fees	888,855	327,857	73,186
Auditing	24,416	22,440	23,950
Legal	13,791	8,783	20,216
Trustees' fees and expenses	16,046	5,200	8,437
Reports to shareholders	45,814	7,053	12,637
Registration fees	161,227	47,616	20,616
Other	24,404	6,617	29,110
Total expenses, before expense reductions	4,003,541	877,459	645,430
Expense reductions	(141,009)	(268,501)	(181,798)
Total expenses, after expense reductions	3,862,532	608,958	463,632
Net investment income	22,419,233	2,459,093	5,535,833

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended April 30, 2005 (Unaudited) (continued)
Realized and Unrealized Gain (Loss) on Investment Transactions	Scudder Fixed Income Fund	Scudder Short Duration Fund	Scudder High Income Plus Fund
Net realized gain (loss) from: Investments	3,065,804	(656,555)	2,606,806
In-kind redemption	—	—	469,153
Foreign currency related transactions	—	—	(256,888)
	3,065,804	(656,555)	2,819,071
Net unrealized appreciation (depreciation) during the period on: Investments	(11,178,132)	(921,012)	(7,393,423)
Foreign currency related transactions	—	—	174,653
	(11,178,132)	(921,012)	(7,218,770)
Net gain (loss) on investment transactions	(8,112,328)	(1,577,567)	(4,399,699)
Net increase (decrease) in net assets resulting from operations	$ 14,306,905	$ 881,526	$ 1,136,134

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Scudder Fixed Income Fund
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Operations: Net investment income	$ 22,419,233	$ 45,656,115
Net realized gain (loss) on investment transactions	3,065,804	7,597,681
Net unrealized appreciation (depreciation) during the period on investment transactions	(11,178,132)	11,159,922
Net increase (decrease) in net assets resulting from operations	14,306,905	64,413,718
Distributions to shareholders from: Net investment income: Class A	(5,086,714)	(7,843,784)
Class B	(699,773)	(1,530,497)
Class C	(849,000)	(1,821,777)
Investment Class	(2,197,332)	(4,234,717)
Class R	(80,392)	(40,548)
Class S	(3,981)	—
Institutional Class	(13,465,874)	(30,051,993)
Net realized gains: Class A	(1,062,768)	(1,318,163)
Class B	(200,798)	(316,743)
Class C	(241,099)	(382,906)
Investment Class	(488,900)	(781,741)
Class R	(16,115)	(178)
Institutional Class	(3,210,732)	(5,139,254)
Fund share transactions: Proceeds from shares sold	269,083,864	460,801,621
Reinvestment of distributions	24,609,702	44,560,480
Cost of shares redeemed	(228,773,554)	(571,130,804)
Redemption fees	5,491	—
Net increase (decrease) in net assets from Fund share transactions	64,925,503	(65,768,703)
Increase (decrease) in net assets	51,628,930	(54,817,286)
Net assets at beginning of period	1,080,523,277	1,135,340,563
Net assets at end of period (including accumulated distributions in excess of net investment income of $192,390 and $228,557, respectively)	$ 1,132,152,207	$ 1,080,523,277

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Scudder Short Duration Fund
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Operations: Net investment income	$ 2,459,093	$ 5,145,983
Net realized gain (loss) on investment transactions	(656,555)	(70,566)
Net unrealized appreciation (depreciation) during the period on investment transactions	(921,012)	(22,786)
Net increase (decrease) in net assets resulting from operations	881,526	5,052,631
Distributions to shareholders from: Net investment income: Class A	(1,154,322)	(1,784,839)
Class B	(120,954)	(185,496)
Class C	(441,975)	(699,092)
Class S	(724,781)	—
Institutional Class	(673)	(2,335,395)
Net realized gains: Class A	—	(52,880)
Class B	—	(7,863)
Class C	—	(29,386)
Institutional Class	—	(125,414)
Fund share transactions: Proceeds from shares sold	39,752,010	183,879,127
Reinvestment of distributions	1,583,264	3,800,212
Cost of shares redeemed	(64,626,466)	(216,012,616)
Redemption fees	284	—
Net increase (decrease) in net assets from Fund share transactions	(23,290,908)	(28,333,277)
Increase (decrease) in net assets	(24,852,087)	(28,501,011)
Net assets at beginning of period	188,129,108	216,630,119
Net assets at end of period (including undistributed net investment income of $141,571 and $125,183, respectively)	$ 163,277,021	$ 188,129,108

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Scudder High Income Plus Fund
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Operations: Net investment income	$ 5,535,833	$ 26,528,598
Net realized gain (loss) on investment transactions	2,819,071	28,455,205
Net unrealized appreciation (depreciation) during the period on investment transactions	(7,218,770)	(16,163,254)
Net increase (decrease) in net assets resulting from operations	1,136,134	38,820,549
Distributions to shareholders from: Net investment income: Investment Class	(2,731,072)	(2,326,472)
Institutional Class	(1,362,454)	(2,052,121)
Premier Class	(1,280,118)	(21,235,908)
Fund share transactions: Proceeds from shares sold	46,420,623	87,104,873
Reinvestment of distributions	4,783,481	23,778,394
Cost of shares redeemed	(19,607,577)	(86,074,061)
In-Kind redemption	(11,311,811)	(291,253,065)
Redemption fees	86,254	45,148
Net increase (decrease) in net assets from Fund share transactions	20,370,970	(266,398,711)
Increase (decrease) in net assets	16,133,460	(253,192,663)
Net assets at beginning of period	122,528,009	375,720,672
Net assets at end of period (including undistributed net investment income of $485,251 and $323,062, respectively)	$ 138,661,469	$ 122,528,009

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Scudder Fixed Income Fund

Class A
Years Ended October 31,	2005[a]	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.08	$ 10.96	$ 11.08	$ 10.92
Income (loss) from investment operations: Net investment income[c]	.22	.46	.46	.17
Net realized and unrealized gain (loss) on investment transactions	(.08)	.20	.03[d]	.18
Total from investment operations	.14	.66	.49	.35
Less distributions from: Net investment income	(.22)	(.46)	(.45)	(.19)
Net realized gains on investment transactions	(.05)	(.08)	(.16)	—
Total distributions	(.27)	(.54)	(.61)	(.19)
Redemption fees	.00***	—	—	—
Net asset value, end of period	$ 10.95	$ 11.08	$ 10.96	$ 11.08
Total Return (%)[e,f]	1.31**	6.17	4.43	3.29**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	295	221	176	19
Ratio of expenses before expense reductions (%)	.83*	.81	.80	.83*
Ratio of expenses after expense reductions (%)	.80*	.80	.80	.79*
Ratio of net investment income (%)	4.07*	4.20	4.15	4.82*
Portfolio turnover rate (%)	168g*	91[g]	290	152

[a] For the six months ended April 30, 2005 (Unaudited).

[b] For the period from June 28, 2002 (commencement of operations of Class A shares) to October 31, 2002.

[c] Based on average shares outstanding during the period.

[d] The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2003 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.

[e] Total return does not reflect the effect of any sales charges.

[f] Total return would have been lower had certain expenses not been reduced.

[g] The portfolio turnover rate including mortgage dollar roll transactions was 180% for the period ended April 30, 2005 and 190% for the year ended October 31, 2004.

* Annualized

** Not annualized

*** Amount is less than $.005.

Scudder Fixed Income Fund

Class B
Years Ended October 31,	2005[a]	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.07	$ 10.96	$ 11.08	$ 10.92
Income (loss) from investment operations: Net investment income[c]	.18	.38	.38	.14
Net realized and unrealized gain (loss) on investment transactions	(.08)	.20	.02[d]	.18
Total from investment operations	.10	.58	.40	.32
Less distributions from: Net investment income	(.18)	(.39)	(.36)	(.16)
Net realized gains on investment transactions	(.05)	(.08)	(.16)	—
Total distributions	(.23)	(.47)	(.52)	(.16)
Redemption fees	.00***	—	—	—
Net asset value, end of period	$ 10.94	$ 11.07	$ 10.96	$ 11.08
Total Return (%)[e]	.93f**	5.37	3.64	3.04f**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	42	44	43	9
Ratio of expenses before expense reductions (%)	1.58*	1.55	1.49	1.58*
Ratio of expenses after expense reductions (%)	1.55*	1.55	1.49	1.54*
Ratio of net investment income (%)	3.32*	3.45	3.46	4.07*
Portfolio turnover rate (%)	168g*	91[g]	290	152

[a] For the six months ended April 30, 2005 (Unaudited).

[b] For the period from June 28, 2002 (commencement of operations of Class B shares) to October 31, 2002.

[c] Based on average shares outstanding during the period.

[d] The amount of net realized and unrealized gain shown for the period ended October 31, 2003 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[e] Total return does not reflect the effect of any sales charges.

[f] Total return would have been lower had certain expenses not been reduced.

[g] The portfolio turnover rate including mortgage dollar roll transactions was 180% for the period ended April 30, 2005 and 190% for the year ended October 31, 2004.

* Annualized

** Not annualized

*** Amount is less than $.005.

Scudder Fixed Income Fund

Class C
Years Ended October 31,	2005[a]	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.08	$ 10.96	$ 11.08	$ 10.92
Income (loss) from investment operations: Net investment income[c]	.18	.38	.38	.15
Net realized and unrealized gain (loss) on investment transactions	(.09)	.20	.02[d]	.17
Total from investment operations	.09	.58	.40	.32
Less distributions from: Net investment income	(.18)	(.38)	(.36)	(.16)
Net realized gains on investment transactions	(.05)	(.08)	(.16)	—
Total distributions	(.23)	(.46)	(.52)	(.16)
Redemption fees	.00***	—	—	—
Net asset value, end of period	$ 10.94	$ 11.08	$ 10.96	$ 11.08
Total Return (%)[e]	.84f**	5.40	3.73[f]	2.96f**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	52	52	54	11
Ratio of expenses before expense reductions (%)	1.58*	1.53	1.55	1.58*
Ratio of expenses after expense reductions (%)	1.55*	1.53	1.54	1.54*
Ratio of net investment income (%)	3.32*	3.47	3.41	4.07*
Portfolio turnover rate (%)	168g*	91[g]	290	152

[a] For the six months ended April 30, 2005 (Unaudited).

[b] For the period from June 28, 2002 (commencement of operations of Class C shares) to October 31, 2002.

[c] Based on average shares outstanding during the period.

[d] The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2003 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[e] Total return does not reflect the effect of any sales changes.

[f] Total return would have been lower had certain expenses not been reduced.

[g] The portfolio turnover rate including mortgage dollar roll transactions was 180% for the period ended April 30, 2005 and 190% for the year ended October 31, 2004.

* Annualized

** Not annualized

*** Amount is less than $.005.

Scudder Fixed Income Fund

Investment Class
Years Ended October 31,	2005[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 11.06	$ 10.95	$ 11.09	$ 11.12	$ 10.24	$ 10.17
Income (loss) from investment operations: Net investment income	.22[b]	.47[b]	.47[b]	.59[b]	.64	.59
Net realized and unrealized gain (loss) on investment transactions	(.09)	.19	.02[c]	(.03)	.88	.07
Total from investment operations	.13	.66	.49	.56	1.52	.66
Less distributions from: Net investment income	(.22)	(.47)	(.47)	(.59)	(.64)	(.59)
Net realized gains on investment transactions	(.05)	(.08)	(.16)	—	—	—
Total distributions	(.27)	(.55)	(.63)	(.59)	(.64)	(.59)
Redemption fees	.00***	—	—	—	—	—
Net asset value, end of period	$ 10.92	$ 11.06	$ 10.95	$ 11.09	$ 11.12	$ 10.24
Total Return (%)	1.33**	6.20	4.58[d]	5.24[d]	15.39[d]	7.19[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	112	104	108	95	34	13
Ratio of expenses before expense reductions (%)	.76*	.76	.75	.81	.81	.79
Ratio of expenses after expense reductions (%)	.76*	.76	.66	.80	.80	.79
Ratio of net investment income (%)	4.11*	4.24	4.29	5.35	5.95	6.40
Portfolio turnover rate (%)	168e*	91[e]	290	152	161	116

[a] For the six months ended April 30, 2005 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2003 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[d] Total return would have been lower had certain expenses not been reduced.

[e] The portfolio turnover rate including mortgage dollar roll transactions was 180% for the period ended April 30, 2005 and 190% for the year ended October 31, 2004.

* Annualized

** Not annualized

*** Amount is less than $.005.

Scudder Fixed Income Fund

Class R
Years Ended October 31,	2005[a]	2004	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.12	$ 10.99	$ 11.07
Income (loss) from investment operations: Net investment income[c]	.21	.43	.04
Net realized and unrealized gain (loss) on investment transactions	(.08)	.17	(.12)
Total from investment operations	.13	.60	(.08)
Less distributions from: Net investment income	(.21)	(.39)	—
Net realized gains on investment transactions	(.05)	(.08)	—
Total distributions	(.26)	(.47)	—
Redemption fees	.00***	—	—
Net asset value, end of period	$ 10.99	$ 11.12	$ 10.99
Total Return (%)[d]	1.19**	6.00	(.72)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	3.01
Ratio of expenses before expense reductions (%)	1.08*	1.06	1.05*
Ratio of expenses after expense reductions (%)	1.05*	1.04	1.05*
Ratio of net investment income (%)	3.82*	3.96	3.62*
Portfolio turnover rate (%)	168e*	91[e]	290

[a] For the six months ended April 30, 2005 (Unaudited).

[b] For the period from October 1, 2003 (commencement of operations of Class R shares) to October 31, 2003.

[c] Based on average shares outstanding during the period.

[d] Total return would have been lower had certain expenses not been reduced.

[e] The portfolio turnover rate including mortgage dollar roll transactions was 180% for the period ended April 30, 2005 and 190% for the year ended October 31, 2004.

* Annualized

** Not annualized

*** Amount is less than $.005.

Scudder Fixed Income Fund

Class S
2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 11.02
Income (loss) from investment operations: Net investment income[b]	.11
Net realized and unrealized gain (loss) on investment transactions	(.07)
Total from investment operations	.04
Less distributions from: Net investment income	(.12)
Redemption fees	.00***
Net asset value, end of period	$ 10.94
Total Return (%)[c]	1.25**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.7
Ratio of expenses before expense reductions (%)	.83*
Ratio of expenses after expense reductions (%)	.74*
Ratio of net investment income (%)	4.22*
Portfolio turnover rate (%)	168d*

[a] For the period from February 1, 2005 (commencement of operations of Class S shares) to April 30, 2005 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] The portfolio turnover rate including mortgage dollar roll transactions was 180% for the period ended April 30, 2005.

* Annualized

** Not annualized

*** Amount is less than $.005.

Scudder Fixed Income Fund

Institutional Class
Years Ended October 31,	2005[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 11.08	$ 10.96	$ 11.08	$ 11.12	$ 10.24	$ 10.17
Income (loss) from investment operations:
Net investment income	.23[b]	.49[b]	.49[b]	.61[b]	.67	.67
Net realized and unrealized gain (loss) on investment transactions	(.09)	.19	.03[c]	(.03)	.88	.07
Total from investment operations	.14	.68	.52	.58	1.55	.74
Less distributions from: Net investment income	(.23)	(.48)	(.48)	(.62)	(.67)	(.67)
Net realized gains on investment transactions	(.05)	(.08)	(.16)	—	—	—
Total distributions	(.28)	(.56)	(.64)	(.62)	(.67)	(.67)
Redemption fees	.00***	—	—	—	—	—
Net asset value, end of period	$ 10.94	$ 11.08	$ 10.96	$ 11.08	$ 11.12	$ 10.24
Total Return (%)[d]	1.43**	6.43	4.70	5.49	15.56	7.55
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	624	656	755	745	740	804
Ratio of expenses before expense reductions (%)	.58*	.56	.55	.56	.56	.54
Ratio of expenses after expense reductions (%)	.55*	.55	.55	.55	.55	.54
Ratio of net investment income (%)	4.32*	4.45	4.40	5.60	6.26	6.60
Portfolio turnover rate (%)	168e*	91[e]	290	152	161	116

[a] For the six months ended April 30, 2005 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2003 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[d] Total return would have been lower had certain expenses not been reduced.

[e] The portfolio turnover rate including mortgage dollar roll transactions was 180% for the period ended April 30, 2005 and 190% for the year ended October 31, 2004.

* Annualized

** Not annualized

*** Amount is less than $.005.

Scudder Short Duration Fund

Class A
Years Ended October 31,	2005[a]	2004	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.06	$ 10.07	$ 10.09
Income (loss) from investment operations: Net investment income[c]	.15	.27	.17
Net realized and unrealized gain (loss) on investment transactions	(.09)	(.00)***	(.02)
Total from investment operations	.06	.27	.15
Less distributions from: Net investment income	(.15)	(.27)	(.17)
Net realized gains on investment transactions	—	(.01)	—
Total distributions	(.15)	(.28)	(.17)
Redemption fees	.00***	—	—
Net asset value, end of period	$ 9.97	$ 10.06	$ 10.07
Total Return (%)[d]	.60**	2.68	1.52**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	80	82	52
Ratio of expenses before expense reductions (%)	.89*	.89	.90*
Ratio of expenses after expense reductions (%)	.55*	.55	.55*
Ratio of net investment income (%)	3.02*	2.69	2.57*
Portfolio turnover rate (%)	136*	236	322

[a] For the six months ended April 30, 2005 (Unaudited).

[b] For the period from February 28, 2003 (commencement of operations of Class A shares) to October 31, 2003.

[c] Based on average shares outstanding during period.

[d] Total return does not reflect the effect of any sales charges. Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Scudder Short Duration Fund

Class B
Years Ended October 31,	2005[a]	2004	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.06	$ 10.07	$ 10.09
Income (loss) from investment operations: Net investment income[c]	.12	.21	.13
Net realized and unrealized gain (loss) on investment transactions	(.09)	(.01)	(.02)
Total from investment operations	.03	.20	.11
Less distributions from: Net investment income	(.12)	(.20)	(.13)
Net realized gains on investment transactions	—	(.01)	—
Total distributions	(.12)	(.21)	(.13)
Redemption fees	.00***	—	—
Net asset value, end of period	$ 9.97	$ 10.06	$ 10.07
Total Return (%)[d]	.31**	2.04	1.10**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	11	8
Ratio of expenses before expense reductions (%)	1.64*	1.64	1.64*
Ratio of expenses after expense reductions (%)	1.15*	1.15	1.16*
Ratio of net investment income (%)	2.42*	2.09	1.89*
Portfolio turnover rate (%)	136*	236	322

[a] For the six months ended April 30, 2005 (Unaudited).

[b] For the period from February 28, 2003 (commencement of operations of Class B shares) to October 31, 2003.

[c] Based on average shares outstanding during period.

[d] Total return does not reflect the effect of any sales charges. Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Scudder Short Duration Fund

Class C
Years Ended October 31,	2005[a]	2004	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.05	$ 10.06	$ 10.09
Income (loss) from investment operations: Net investment income[c]	.12	.21	.13
Net realized and unrealized gain (loss) on investment transactions	(.09)	(.01)	(.03)
Total from investment operations	.03	.20	.10
Less distributions from: Net investment income	(.12)	(.20)	(.13)
Net realized gains on investment transactions	—	(.01)	—
Total distributions	(.12)	(.21)	(.13)
Redemption fees	.00***	—	—
Net asset value, end of period	$ 9.96	$ 10.05	$ 10.06
Total Return (%)[d]	.31**	2.03	1.00**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	35	37	28
Ratio of expenses before expense reductions (%)	1.64*	1.64	1.64*
Ratio of expenses after expense reductions (%)	1.15*	1.15	1.15*
Ratio of net investment income (%)	2.42*	2.09	1.90*
Portfolio turnover rate (%)	136*	236	322

[a] For the six months ended April 30, 2005 (Unaudited).

[b] For the period from February 28, 2003 (commencement of operations of Class C shares) to October 31, 2003.

[c] Based on average shares outstanding during period.

[d] Total return does not reflect the effect of any sales charges. Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Scudder Short Duration Fund

Class S
2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.01
Income (loss) from investment operations: Net investment income[b]	.07
Net realized and unrealized gain (loss) on investment transactions	(.03)
Total from investment operations	.04
Less distributions from: Net investment income	(.08)
Redemption fees	.00***
Net asset value, end of period	$ 9.97
Total Return (%)[c]	.42**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.3
Ratio of expenses before expense reductions (%)	.88*
Ratio of expenses after expense reductions (%)	.74*
Ratio of net investment income (%)	2.83*
Portfolio turnover rate (%)	136*

[a] For the period from February 1, 2005 (commencement of operations of Class S shares) to April 30, 2005 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Scudder Short Duration Fund

Institutional Class
Years Ended October 31,	2005[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 10.07	$ 10.07	$ 10.17	$ 10.18	$ 9.97	$ 9.96
Income (loss) from investment operations:
Net investment income	.15[b]	.27[b]	.27[b]	.40[b]	.60	.63
Net realized and unrealized gain (loss) on investment transactions	(.09)	—***	.01	.07	.21	.01
Total from investment operations	.06	.27	.28	.47	.81	.64
Less distributions from: Net investment income	(.15)	(.26)	(.31)	(.46)	(.60)	(.63)
Net realized gains on investment transactions	—	(.01)	(.07)	(.02)	—	—
Total distributions	(.15)	(.27)	(.38)	(.48)	(.60)	(.63)
Redemption fees	.00***	—	—	—	—	—
Net asset value, end of period	$ 9.98	$ 10.07	$ 10.07	$ 10.17	$ 10.18	$ 9.97
Total Return (%)[c]	.60**	2.74	2.80	4.71	8.39	6.63
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	38	58	129	76	38	34
Ratio of expenses before expense reductions (%)	.64*	.62	.68	.76	.80	.87
Ratio of expenses after expense reductions (%)	.55*	.55	.55	.55	.55	.55
Ratio of net investment income (%)	3.02*	2.69	2.70	3.93	5.97	6.35
Portfolio turnover rate (%)	136*	236	322	211	129	89

[a] For the six months ended April 30, 2005 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Scudder High Income Plus Fund

Investment Class
Years Ended October 31,	2005[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 7.76	$ 7.42	$ 6.32	$ 7.24	$ 8.23	$ 9.07
Income (loss) from investment operations:
Net investment income	.30[b]	.62[b]	.65[b]	.71[b]	.94	1.10
Net realized and unrealized gain (loss) on investment transactions	(.23)	.31	1.09	(.92)	(.91)	(.84)
Total from investment operations	.07	.93	1.74	(.21)	.03	.26
Less distributions from: Net investment income	(.29)	(.59)	(.64)	(.71)	(.96)	(1.10)
Net realized gains on investment transactions	—	—	—	—	(.06)	—
Total distributions	(.29)	(.59)	(.64)	(.71)	(1.02)	(1.10)
Redemption fees	.00***	.00***	.00***	.00***	—	—
Net asset value, end of period	$ 7.54	$ 7.76	$ 7.42	$ 6.32	$ 7.24	$ 8.23
Total Return (%)[c]	1.00**	12.86	28.59	(3.21)	.29	2.34
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	76	55	10	4	5	3
Ratio of expenses before expense reductions (including interest expense paid by the Fund) (%)	1.02*	.92	.88	.95	1.11	.96
Ratio of expenses after expense reductions (including interest expense paid by the Fund) (%)	.77*	.79	.72	.90	.90	.91
Ratio of expenses after expense reductions (excluding interest expense paid by the Fund) (%)	.77*	.79	.72	.90	.90	.90
Ratio of net investment income (%)	7.78*	8.13	9.38	10.25	12.12	12.96
Portfolio turnover rate (%)	136d*	152[d]	143	132	175[d]	151

[a] For the six months ended April 30, 2005 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

*** Amount is less than $.005.

Scudder High Income Plus Fund

Institutional Class
Years Ended October 31,	2005[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 7.75	$ 7.42	$ 6.32	$ 7.25	$ 8.23	$ 9.08
Income (loss) from investment operations:
Net investment income	.31[b]	.63[b]	.66[b]	.73[b]	1.01	1.12
Net realized and unrealized gain (loss) on investment transactions	(.22)	.31	1.10	(.93)	(.95)	(.85)
Total from investment operations	.09	.94	1.76	(.20)	.06	.27
Less distributions from: Net investment income	(.30)	(.61)	(.66)	(.73)	(.98)	(1.12)
Net realized gains on investment transactions	—	—	—	—	(.06)	—
Total distributions	(.30)	(.61)	(.66)	(.73)	(1.04)	(1.12)
Redemption fees	.00***	.00***	.00***	.00***	—	—
Net asset value, end of period	$ 7.54	$ 7.75	$ 7.42	$ 6.32	$ 7.25	$ 8.23
Total Return (%)[c]	1.10**	13.27	28.76	(3.07)	.68	2.45
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	36	33	18	18	16	30
Ratio of expenses before expense reductions (including interest expense paid by the Fund) (%)	.82*	.72	.68	.70	.86	.72
Ratio of expenses after expense reductions (including expense paid by the Fund) (%)	.57*	.59	.62	.65	.65	.68
Ratio of expenses after expense reductions (excluding interest expense paid by the Fund) (%)	.57*	.59	.62	.65	.65	.65
Ratio of net investment income (%)	7.98*	8.33	9.48	10.50	12.44	12.29
Portfolio turnover rate (%)	136d*	152[d]	143	132	175[d]	151

[a] For the six months ended April 30, 2005 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

*** Amount is less than $.005.

Scudder High Income Plus Fund

Premier Class
Years Ended October 31,	2005[a]	2004	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 7.74	$ 7.41	$ 6.32	$ 7.24	$ 8.23
Income (loss) from investment operations:
Net investment income	.31[c]	.64[c]	.67[c]	.74[c]	.98
Net realized and unrealized gain (loss) on investment transactions	(.22)	.30	1.09	(.92)	(.92)
Total from investment operations	.09	.94	1.76	(.18)	.06
Less distributions from: Net investment income	(.30)	(.61)	(.67)	(.74)	(.99)
Net realized gains on investment transactions	—	—	—	—	(.06)
Total distributions	(.30)	(.61)	(.67)	(.74)	(1.05)
Redemption fees	.00***	.00***	.00***	.00***	—
Net asset value, end of period	$ 7.53	$ 7.74	$ 7.41	$ 6.32	$ 7.24
Total Return (%)[d]	1.14**	13.25	28.95	(2.83)	.68**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	27	35	347	320	331
Ratio of expenses before expense reductions (including interest expense paid by the Fund) (%)	.80*	.70	.68	.70	.71*
Ratio of expenses after expense reductions (including interest expense paid by the Fund) (%)	.50*	.50	.50	.50	.50*
Ratio of expenses after expense reductions (excluding interest expense paid by the Fund) (%)	.50	.50	.50	.50	.50*
Ratio of net investment income (%)	8.05*	8.42	9.60	10.65	12.53*
Portfolio turnover rate (%)	136e*	152[e]	143	132	175[e]

[a] For the six months ended April 30, 2005 (Unaudited).

[b] For the period from October 31, 2000 (commencement of operations of Premier Class shares) to October 31, 2001.

[c] Based on average shares outstanding during the period.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Fixed Income Fund, Short Duration Fund and High Income Plus Fund ("Scudder Fixed Income Fund," "Scudder Short Duration Fund" and "Scudder High Income Plus Fund," each a "Fund" and collectively the "Funds"), each a diversified series of Scudder MG Investments Trust (the "Trust") are registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as open-end management investment companies. The Trust is organized as a business trust under the laws of the state of Delaware.

The Fixed Income Fund offers seven classes of shares to investors: Class A, Class B, Class C, Investment Class, Class R, Class S and Institutional Class. The Short Duration Fund offers five classes of shares to investors: Class A, Class B, Class C, Class S and Institutional Class. The High Income Plus Fund offers three classes of shares to investors: Investment Class, Institutional Class and Premier Class.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Investment Class shares are not subject to initial or contingent deferred sales charges. Class R shares are only available to participants in certain retirement plans and are offered to investors without an initial sales charge or contingent deferred sales charge. Institutional Class shares and Premier Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

On February 1, 2005, Scudder Fixed Income and Scudder Short Duration Fund commenced offering Class S shares. Class S shares are not subject to initial or contingent deferred sales charges. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution fees, service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Funds. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Securities Lending. Short Duration Fund and High Income Plus Fund may lend securities to financial institutions. Each Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. Each Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. Each Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. Each Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of fees paid to lending agent. Either the fund or the borrower may terminate the loan. Each Fund is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of each Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The High Income Plus Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Mortgage Dollar Rolls. Each Fund may enter into mortgage dollar rolls in which the Fund sells to a bank or broker/dealer (the "counterparty") mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Mortgage dollar rolls may be treated for purposes of the 1940 Act as borrowings by the Fund because they involve the sale of a security coupled with an agreement to repurchase. A mortgage dollar roll involves costs to the Fund. For example, while the Fund receives compensation as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the compensation received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the mortgage dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them. There can be no assurance that the Portfolio's use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its borrowing costs.

Short Sales. The Short Duration and High Income Plus Fund may sell securities they do not own in an attempt to profit from an anticipated decline in their value or in order to hedge portfolio positions. Both Funds borrow securities to complete the transaction. Both Funds maintain collateral with the lender of the securities in the form of cash and/or liquid securities. At April 30, 2005, there were no securities sold short.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

At October 31, 2004, the Short Duration Fund had a net tax basis capital loss carryforward of approximately $83,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2012 ($83,000), the respective expiration dates, whichever occurs first, which maybe subject to certain limitations under Sections 382-383 of the Internal Revenue Code.

At October 31, 2004, the High Income Plus Fund had a net tax basis capital loss carryforward of approximately $33,451,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2009 ($18,350,000) and October 31, 2010 ($15,101,000), the respective expiration dates, whichever occurs first, which maybe subject to certain limitations under Sections 382-383 of the Internal Revenue Code.

Distribution of Income and Gains. Net investment income of each Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences relate primarily to securities sold at a loss and forward foreign currency commitments. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. Effective February 1, 2005, the Fixed Income, Short Duration and High Income Plus Fund impose a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15, 15 and 60 days, respectively, of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Contingencies. In the normal course of business, these Funds may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund's that have not yet been made. However, based on experience, these Fund's expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Other income including commitment fees, included in the Statement of Operations, is recorded as income when received by the Fund. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for financial reporting purposes, with the exception of securities bought in default or purchased in default.

B. Purchases and Sales of Securities

During the six months ended April 30, 2005, purchases and sales of investment securities (excluding short-term investments, US Treasury Obligations, mortgage dollar roll transactions and in-kind redemptions) were as follows:

	Purchases	Sales
Fixed Income Fund	$ 400,137,881	$ 365,659,260
Short Duration Fund	$ 52,566,591	$ 79,441,854
High Income Plus Fund	$ 122,436,584	$ 90,294,423

Purchases and sales of US Treasury Obligations were as follows:

	Purchases	Sales
Fixed Income Fund	$ 592,841,834	$ 518,847,352
Short Duration Fund	$ 61,753,765	$ 56,823,477

Purchases and sales of mortgage dollar roll transactions were as follows:

	Purchases	Sales
Fixed Income Fund	$ 68,447,622	$ 64,271,004

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor and Administrator for each Fund.

Investment Advisory Agreement. Under the Investment Advisory Agreement (the "Investment Advisory Agreement"), the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund. The management fee payable under the Investment Advisory Agreement is equal to an annualized rate of 0.40% of the Fixed Income Fund's and Short Duration Fund's respective average daily net assets and 0.50% of the High Income Plus Fund's average daily net assets, computed and accrued daily and payable monthly. In addition, for the High Income Plus Fund for the six months ended April 30, 2005, the Advisor has agreed to a voluntary fee waiver of 0.24% of the average daily net assets. Accordingly, for the six months ended April 30, 2005, the Management Fee was as follows:

Management Fee	Total Aggregated	Waived	Unpaid at April 30, 2005	Annualized Effective Rate
Fixed Income Fund	$ 2,157,745	$ 130,710	$ 344,776.40%
Short Duration Fund	343,201	75,721	—	.31%
High Income Plus Fund	351,393	170,172	32,830.26%

Administrator Service Fee. For its services as Administrator, DeAM, Inc. receives a fee (the "Administrator Service Fee") of 0.12% of the average daily net assets of Class A, B, C, Investment Class, Class R and Institutional Class shares and 0.37% of the average daily net assets of Class S shares for the Fixed Income Fund and 0.12% of the average daily net assets of Class A, B, C and Institutional Class shares and 0.37% of the average daily net assets of Class S shares for the Short Duration Fund, computed and accrued daily and payable monthly. For the six months ended April 30, 2005, the Administrator Service Fee was as follows:

Administrator Service Fee	Total Aggregated	Waived	Unpaid at April 30, 2005
Fixed Income Fund
Class A	$ 149,535	$ —	$ 68,342
Class B	25,396	—	11,980
Class C	30,752	—	14,181
Investment Class	64,129	—	10,447
Class R	2,499	—	2,382
Class S	338	—	277
Institutional Class	374,903	—	167,822
	$ 647,552	$ —	$ 275,381
Short Duration Fund
Class A	$ 45,838	$ 45,838	$ —
Class B	5,996	5,996	—
Class C	21,887	21,878	—
Class S	79	11	—
Institutional Class	29,214	—	—
	$ 103,014	$ 73,723	$ —

For the High Income Plus Fund, for its services as Administrator, DeAM, Inc. receives an Administrator Service Fee of 0.12%, 0.12% and 0.10% of the average daily net assets for Investment Class, Institutional Class and Premier Class shares, respectively, computed and accrued daily and payable monthly. For the six months ended April 30, 2005, the Administrator Service Fee was as follows:

Administrator Service Fee	Total Aggregated	Waived	Unpaid at April 30, 2005
Investment Class	$ 43,405	$ —	$ 7,692
Institutional Class	21,149	—	3,624
Premier Class	16,484	8,899	1,437
	$ 81,038	$ 8,899	$ 12,753

For the Fixed Income Fund, for the six months ended April 30, 2005, the Advisor and Administrator agreed to waive its fees and reimburse expenses to the extent necessary to maintain the annual expenses of Class A, Class B, Class C, Investment Class, Class R, Class S and Institutional Class at .80%, 1.55%, 1.55%, .80%, 1.05%, ..74% and .55%, respectively.

For the Short Duration Fund, for the six months ended April 30, 2005, the Advisor and Administrator agreed to waive its fees and reimburse expenses to the extent necessary to maintain the annual expenses of Class A, Class B, Class C, Class S and Institutional Class of .80%, 1.55%, 1.55%, .74% and .55%, respectively. In addition, for six months ended April 30, 2005, the Advisor and Administrator voluntarily agreed to waive its fees and reimburse expenses to the extent necessary to maintain the annualized expenses of Class A, B and C shares at .55%, 1.15% and 1.15%, respectively.

For the High Income Plus Fund, for the six months ended April 30, 2005, the Advisor and Administrator agreed to waive its fees and reimburse expenses to the extent necessary to maintain the annual expenses of the Investment Class, Institutional Class and Premier Class at .90%, .65% and .50%, respectively.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.25% of the average daily net assets of the Class A and Class R shares and 0.75% of average daily net assets of the Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class A, B, C and R shares. For the the six months ended April 30, 2005, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2005
Fixed Income Fund
Class A	$ 311,532	$ 58,474
Class B	158,725	26,256
Class C	192,202	31,874
Class R	5,206	1,829
	$ 667,665	$ 118,433
Distribution Fee	Total Aggregated	Waived	Unpaid at April 30, 2005
Short Duration Fund
Class A	$ 95,495	$ 50,204	$ —
Class B	37,474	1,586	—
Class C	136,797	5,896	—
	$ 269,766	$ 57,686	$ —

In addition, SDI or an affiliate provides information and administrative services ("Shareholder Servicing Fee") to Class B, C, Investment Class and Class R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI or an affiliate in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2005, the Shareholder Servicing Fee was as follows:

Shareholder Servicing Fee	Total Aggregated	Unpaid at April 30, 2005	Annualized Effective Rate
Fixed Income Fund
Class B	$ 52,909	$ 9,900.25%
Class C	64,066	13,879.25%
Investment Class	99,009	125,341.19%
Class R	5,206	1,798.25%
	$ 221,190	$ 150,918
Shareholder Servicing Fee	Total Aggregated	Waived	Annualized Effective Rate
Short Duration Fund
Class B	$ 12,491	$ 12,491.25%
Class C	45,600	45,600.25%
	$ 58,091	$ 58,091
Shareholder Servicing Fee	Total Aggregated	Unpaid at April 30, 2005	Annualized Effective Rate
High Income Plus Fund
Investment Class	$ 73,186	$ 45,633.20%

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Fixed Income Fund and the Short Duration Fund. Underwriting commissions paid in connection with the distribution of Class A shares of the Fixed Income Fund for the six months ended April 30, 2005, aggregated $32,512. Underwriting commissions paid in connection with the distribution of Class A shares of the Short Duration Fund for the six months ended April 30, 2005, aggregated $12,023.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2005, the CDSC for Class B and C shares of the Fixed Income Fund aggregated $83,603 and $6,151, respectively. For the six months ended April 30, 2005, the CDSC for the Class B and C shares of the Short Duration Fund aggregated $12,917 and $5,709, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2005, for Fixed Income Fund and Short Duration Fund, SDI received $22,820 and $19,864, respectively.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Funds may invest in the Scudder Cash Management QP Trust (the "QP Trust"), and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportions to their relative net assets.

Insurance Brokerage Commissions. The Funds paid insurance premiums to an unaffiliated insurance broker in 2002 and 2003. This broker in turn paid a portion of its commissions to an affiliate of the Advisor, which performed certain insurance brokerage services for the broker. The Advisor has reimbursed each Fund for the portion of commissions (plus interest) paid to the affiliate of the Advisor attributable to the premiums paid by the Fund. The amounts for 2002 and 2003 were as follows:

	2002	2003
Fixed Income Fund	$ 443	$ 641
Short Duration Fund	—	120
High Income Plus Fund	171	208

D. Investing in High Yield Securities

Investing in high yield securities may involve greater risks and considerations not typically associated with investing in US Government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

E. Expense Reductions

For the six months ended April 30, 2005, the Advisor agreed to reimburse Fixed Income Fund $8,075, Short Duration Fund $2,359 and High Income Plus Fund $2,350, which represent a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, each Fund has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses. During the six months ended April 30, 2005, Fixed Income Fund's custodian agent fees were reduced by $2,224, Short Duration Fund $921 and High Income Plus Fund $377.

F. Share Transactions

Scudder Fixed Income Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2005		Year Ended October 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	9,614,085	$ 105,274,249	14,724,672	$ 161,733,196
Class B	362,400	3,966,769	1,170,867	12,867,798
Class C	963,260	10,549,742	1,737,701	19,101,734
Investment Class	2,784,001	30,458,101	3,423,434	37,532,432
Class R	254,598	2,798,220	338,412	3,725,253
Class S*	67,693	739,837	—	—
Institutional Class	10,524,373	115,296,946	20,623,885	225,841,208
		$ 269,083,864		$ 460,801,621
Shares issued to shareholders in reinvestment of distributions
Class A	506,172	$ 5,541,274	568,846	$ 6,239,950
Class B	62,540	684,840	121,325	1,330,035
Class C	69,822	764,703	136,646	1,496,848
Investment Class	237,231	2,592,820	443,798	4,851,174
Class R	8,465	93,016	3,711	40,726
Class S*	267	2,908	—	—
Institutional Class	1,363,533	14,930,141	2,794,634	30,601,747
		$ 24,609,702		$ 44,560,480
Shares redeemed
Class A	(3,114,476)	$ (34,111,783)	(11,360,726)	$ (125,209,509)
Class B	(525,574)	(5,753,866)	(1,272,431)	(13,940,695)
Class C	(996,753)	(10,913,733)	(2,049,996)	(22,448,586)
Investment Class	(2,172,579)	(413,272)	(4,304,210)	(47,177,743)
Class R	(37,607)	(23,758,452)	(64,726)	(712,890)
Class S*	(1,823)	(19,895)	—	—
Institutional Class	(14,071,169)	(153,802,553)	(33,088,571)	(361,641,381)
		$ (228,773,554)		$ (571,130,804)
Redemption fees		$ 5,491		$ —
Net increase (decrease)
Class A	7,005,781	$ 76,706,813	3,932,792	$ 42,763,637
Class B	(100,634)	(1,102,257)	19,761	257,138
Class C	36,329	400,733	(175,649)	(1,850,004)
Investment Class	848,653	9,293,435	(436,978)	3,053,089
Class R	225,456	2,478,034	277,397	(4,794,137)
Class S*	66,137	722,850	—	—
Institutional Class	(2,183,263)	(23,574,105)	(9,670,052)	(105,198,426)
		$ 64,925,503		$ (65,768,703)

* For the period February 1, 2005 (commencement of operations of Class S shares) to April 30, 2005.

Scudder Short Duration Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2005		Year Ended October 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,524,032	$ 25,206,076	5,787,233	$ 58,331,029
Class B	154,326	1,540,238	614,923	6,183,591
Class C	698,315	6,977,759	2,226,574	22,410,827
Class S*	26,610	264,705	—	—
Institutional Class	576,650	5,763,232	9,578,186	96,953,680
		$ 39,752,010		$ 183,879,127
Shares issued to shareholders in reinvestment of distributions
Class A	67,477	$ 673,718	112,082	$ 1,128,062
Class B	9,677	96,651	15,465	155,726
Class C	26,584	265,174	41,054	413,043
Class S*	58	583	—	—
Institutional Class	54,692	547,138	208,426	2,103,381
		$ 1,583,264		$ 3,800,212
Shares redeemed
Class A	(2,663,667)	$ (26,639,639)	(2,912,198)	$ (29,343,841)
Class B	(254,562)	(2,545,917)	(320,699)	(3,229,137)
Class C	(923,465)	(9,218,583)	(1,319,751)	(13,263,041)
Class S*	(845)	(8,452)	—	—
Institutional Class	(2,618,551)	(26,213,875)	(16,848,331)	(170,176,597)
		$ (64,626,466)		$ (216,012,616)
Redemption fees		$ 284		$ —
Net increase (decrease)
Class A	(72,158)	$ (759,631)	2,987,117	$ 30,115,250
Class B	(90,559)	(909,028)	309,689	3,110,180
Class C	(198,566)	(1,975,650)	947,877	9,560,829
Class S*	25,823	256,856	—	—
Institutional Class	(1,987,209)	(19,903,455)	(7,061,719)	(71,119,536)
		$ (23,290,908)		$ (28,333,277)

* For the period February 1, 2005 (commencement of operations of Class S shares) to April 30, 2005.

Scudder High Income Plus Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2005		Year Ended October 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Investment Class	4,501,123	$ 35,280,047	6,633,576	$ 50,417,857
Institutional Class	1,061,418	8,350,576	2,797,433	21,051,195
Premier Class	356,860	2,790,000	2,093,722	15,635,821
		$ 46,420,623		$ 87,104,873
Shares issued to shareholders in reinvestment of distributions
Investment Class	322,993	$ 2,525,949	279,628	$ 2,117,200
Institutional Class	144,374	1,128,956	210,220	1,590,383
Premier Class	144,292	1,128,576	2,655,365	20,070,811
		$ 4,783,481		$ 23,778,394
Shares redeemed
Investment Class	(1,750,475)	$ (13,611,877)	(1,287,882)	$ (9,606,411)
Institutional Class	(704,746)	(5,505,062)	(1,247,160)	(9,273,427)
Premier Class	(72,549)	(490,638)	(8,975,428)	(67,194,223)
		$ (19,607,577)		$ (86,074,061)
In-Kind Redemption
Premier Class	(1,422,869)	$ (11,311,811)	(38,054,934)	$ (291,253,065)
		$ (11,311,811)		$ (291,253,065)
Redemption fees	—	$ 86,254	—	$ 45,148
Net increase (decrease)
Investment Class	3,073,641	$ 24,279,751	5,625,322	$ 42,906,365
Institutional Class	501,046	3,975,092	1,760,493	13,371,589
Premier Class	(994,266)	(7,883,873)	(42,281,275)	(322,761,480)
		$ 20,370,970		$ (266,398,711)

G. Forward Foreign Currency Exchange Contracts

As of April 30, 2005, High Income Plus Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (US $)
EUR	314,762	USD	412,886	5/27/05	7,543
EUR	396,050	USD	520,881	5/27/05	10,857
EUR	1,847,723	USD	2,450,459	5/27/05	71,006
EUR	53,573	USD	71,673	9/9/05	2,436
EUR	33,845	USD	45,633	9/9/05	1,892
EUR	98,720	USD	127,806	9/27/05	131
Total unrealized appreciation					93,865
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized (Depreciation) (US $)
USD	203,275	EUR	155,505	5/27/05	(3,019)
MXN	912,432	USD	79,508	5/27/05	(2,593)
MXN	3,758,895	USD	335,526	5/27/05	(2,701)
MXN	1,938,753	USD	171,500	5/27/05	(2,950)
Total unrealized depreciation					(11,263)
Currency Abbreviations
EUR	Euro	USD	US Dollars
MXN	Mexican Peso

H. Line of Credit

Fixed Income Fund and Short Duration Fund and several other affiliated funds (the "Participants") share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Fixed Income Fund may borrow up to a maximum of 10 percent of its net assets under the agreement. Short Duration Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

I. Credit Facility

High Income Plus Fund has a revolving credit facility for investment leveraging purposes as approved by the Trustees to be administered by Fleet National Bank not to exceed $25 million at any one time and which is available until October 13, 2005. The Fund may borrow up to a maximum of 20% of its net assets under the agreement. High Income Plus Fund is charged an annual commitment fee. Interest is calculated at the Federal Funds Rate or LIBOR Rate plus 0.625 percent. The weighted average outstanding daily balance of all loans (based on the number of days the loans were outstanding) during the six months ended April 30, 2005 was $1,563,636 with a weighted average interest rate of 3.432%.

J. Unfunded loan Commitments

As of April 30, 2005, the High Income Plus Fund had an unfunded loan commitment of $770,108, which could be extended at the option of NewPage Corp. (the borrower).

K. In-Kind Redemption

In certain circumstances, High Income Plus Fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities exceeds their cost; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended April 30, 2005, the Fund realized $469,153 of net gain.

L. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Investment Management Agreement Approval

Scudder High Income Plus Fund. At a meeting of the Board of Trustees of the Fund held on December 13, 2004, DeAM, Inc. asked the Board to approve a revised advisory fee structure for the Fund incorporating breakpoints. The approval was sought in connection with the merger of High Income Opportunity Fund into the Fund. The Board noted that the proposed advisory fee rate post-merger reflects the lower of the pre-merger advisory fee rates between High Income Opportunity Fund and the Fund, and incorporates breakpoints, which proposed breakpoints are lower than the pre-merger breakpoints for High Income Opportunity Fund, and noted that the Fund's pre-merger advisory fee rate did not include breakpoints. In determining whether to approve the proposed new advisory fee structure, the Board reviewed information about the Fund's pre-merger advisory fee rate, the projected post-merger advisory fee rate and the proposed advisory fee structure with breakpoints. The Board noted that because the Management Contract would now include breakpoints, the Fund's advisory fees, as a percentage of net assets, would decrease as net assets increase and considered that DeAM, Inc. was passing on to Fund shareholders benefits of potential or presumed economies of scale in the form of these breakpoints. Based on a review of the foregoing and other factors, the Board approved the proposed post-merger advisory fee rate and structure. Since the only consideration before the Board at its December 13, 2004 meeting with respect to the Management Contract was the proposed revised advisory fee rate and structure, and since the Board would be considering the reapproval of the Management Contract at its 2005 meeting called for that purpose, other considerations normally evaluated by the Board in connection with a reapproval of the Management Contract were deemed not necessary or appropriate to be evaluated in connection with the consideration of the proposal to reduce the advisory fee rate.

Account Management Resources

For shareholders of Classes A, B, C, Investment, Institutional and Premier

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

For shareholders of Class R

Automated Information Lines	Scudder Flex Plan Access (800) 532-8411 24-hour access to your retirement plan account.
Web Site

scudder.com

Click "Retirement Plans" to reallocate assets, process transactions and review your funds through our secure online account access.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 543-5776 To speak with a Scudder service representative.
Written Correspondence	Scudder Retirement Services 222 South Riverside Plaza Chicago, IL 60606-5806
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

For shareholders of Class S

Automated Information Lines	SAILTM (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	myScudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web sites — aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

		Scudder Fixed Income Fund	Scudder Short Duration Fund	Scudder High Income Plus Fund
Class A	Nasdaq Symbol	SFXAX	SDUAX	N/A
	CUSIP Number	81116P 824	81116P 758	N/A
	Fund Number	493	434	N/A
Class B	Nasdaq Symbol	SFXBX	SDUBX	N/A
	CUSIP Number	81116P 816	81116P 741	N/A
	Fund Number	693	634	N/A
Class C	Nasdaq Symbol	SFXCX	SDUCX	N/A
	CUSIP Number	81116P 790	81116P 733	N/A
	Fund Number	793	734	N/A
Class R	Nasdaq Symbol	SFXRF	N/A	N/A
	CUSIP Number	81116P 568	N/A	N/A
	Fund Number	1504	N/A	N/A
Class S	Nasdaq Symbol	SFXSX	SDUSX	N/A
	CUSIP Number	81116P 543	81116P 535	N/A
	Fund Number	394	334	N/A
Investment Class	Nasdaq Symbol	MFISX	N/A	MGHVX
	CUSIP Number	81116P 832	N/A	81116P 659
	Fund Number	816	N/A	824
Institutional Class	Nasdaq Symbol	MFINX	MGSFX	MGHYX
	CUSIP Number	81116P 840	81116P 766	81116P 667
	Fund Number	593	557	596
Premier Class	Nasdaq Symbol	N/A	N/A	MGHPX
	CUSIP Number	N/A	N/A	81116P 642
	Fund Number	N/A	N/A	556
Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments,
Attention: Correspondence — Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

For Class S only:

Scudder Investments
Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

September 2004

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Fixed Income Fund, Scudder High
                                    Income Plus Fund and Scudder Short Duration
                                    Fund, a series of Scudder MG Investments
                                      Trust

By:                                 /s/Julian Sluyters
                                    -----------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               July 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Fixed Income Fund, Scudder High
                                    Income Plus Fund and Scudder Short Duration
                                    Fund, a series of Scudder MG Investments
                                      Trust

By:                                 /s/Julian Sluyters
                                    -----------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               July 1, 2005

By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               July 1, 2005